UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 03/31/2015

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 95.3%
	APPAREL - 1.2%
90,000	Crocs, Inc. *			$ 1,062,900

	AUTO PARTS & EQUIPMENT - 0.7%
100,000	Commercial Vehicle Group, Inc. *			644,000

	BANKS - 1.1%
7,000	First Internet Bancorp			129,990
15,000	LegacyTexas Financial Group, Inc.			340,950
10,500	ServisFirst Bancshares, Inc.			346,395
10,000	Triumph Bancorp, Inc. *			136,600
				953,935
	BEVERAGES - 0.1%
13,500	MusclePharm Corp. *			60,750

	BIOTECHNOLOGY - 8.5%
439,193	Fibrocell Science, Inc. *			1,980,761
65,000	Inovio Pharmaceuticals, Inc. *+			530,400
97,147	OvaScience, Inc. *			3,373,915
6,000	Spark Therapeutics, Inc. *			465,000
105,000	Verastem, Inc. *			1,067,850
				7,417,926
	CHEMICALS - 2.3%
75,000	OMNOVA Solutions, Inc. *			639,750
95,000	Rayonier Advanced Materials, Inc. +			1,415,500
				2,055,250
	COAL - 1.4%
80,000	SunCoke Energy, Inc.			1,195,200

	COMPUTERS - 2.4%
550,000	Violin Memory, Inc. *+			2,073,500

	DISTRIBUTION/WHOLESALE - 1.1%
40,000	H&E Equipment Services, Inc.			999,600

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
100,000	Imperial Holdings, Inc. *			697,000
140,000	JMP Group LLC			1,173,200
550,000	Ladenburg Thalmann Financial Services, Inc. *			2,123,000
				3,993,200
	ELECTRONICS - 1.0%
100,000	ZAGG, Inc. *			867,000

	ENGINEERING & CONSTRUCTION - 1.6%
80,000	Aegion Corp. *			1,444,000

	ENVIRONMENTAL CONTROL - 0.4%
25,000	Cypress Energy Partners LP			330,000

	FOREST PRODUCTS & PAPER - 1.7%
34,500	Veritiv Corp. *			1,522,485

	HEALTHCARE-PRODUCTS - 3.3%
115,000	Bellerophon Therapeutics, Inc. *			1,055,700
55,000	Bruker Corp. *			1,015,850
425,000	TearLab Corp. *+			845,750
				2,917,300
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 95.3% (Continued)
	HOME BUILDERS - 2.0%
100,000	Beazer Homes USA, Inc. *			$ 1,772,000

	INSURANCE - 1.9%
72,500	United Insurance Holdings Corp.			1,631,250

	INTERNET - 14.6%
318,764	Autobytel, Inc. *			4,708,144
230,000	ChannelAdvisor Corp. *			2,228,700
17,500	Lands' End, Inc. *			627,900
100,000	Limelight Networks, Inc. *			363,000
100,000	Textura Corp. *+			2,718,000
120,000	TrueCar, Inc. *+			2,142,000
				12,787,744
	INVESTMENT COMPANIES - 0.3%
6,000	Capitala Finance Corp. +			112,560
10,000	TriplePoint Venture Growth BDC Corp.			141,100
				253,660
	IRON/STEEL - 2.3%
450,000	AK Steel Holding Corp. *+			2,011,500

	METAL FABRICATE/HARDWARE - 4.7%
30,000	Advanced Drainage Systems, Inc.			898,200
215,000	Furmanite Corp. *			1,696,350
100,000	Global Brass & Copper Holdings, Inc.			1,545,000
				4,139,550
	MINING - 4.7%
50,000	Hi-Crush Partners LP +			1,753,500
65,000	US Silica Holdings, Inc. +			2,314,650
				4,068,150
	MISCELLANEOUS MANUFACTURING - 0.6%
30,000	Myers Industries, Inc.			525,900

	OIL & GAS - 5.7%
60,000	Bill Barrett Corp. *+			498,000
340,000	Comstock Resources, Inc. +			1,213,800
125,000	Eclipse Resources Corp. *+			702,500
20,000	Jones Energy, Inc. - Cl. A *+			179,600
220,000	Rex Energy Corp. *+			818,400
350,000	Seventy Seven Energy, Inc. *			1,452,500
150,000	Warren Resources, Inc. *			133,500
				4,998,300
	OIL & GAS SERVICES - 2.5%
35,000	MRC Global, Inc. *			414,750
250,000	Nuverra Environmental Solutions, Inc. *+			890,000
50,000	Rice Midstream Partners LP			705,500
25,000	TETRA Technologies, Inc. *			154,500
				2,164,750
	PHARMACEUTICALS - 5.8%
1,075,000	Catalyst Pharmaceutical Partners, Inc. *			4,654,750
30,000	Ohr Pharmaceutical, Inc. * +			76,200
70,000	TetraLogic Pharmaceuticals Corp. *			306,600
				5,037,550
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 95.3% (Continued)
	PIPELINES - 0.1%
60,000	Dakota Plains Holdings, Inc. *			$ 111,000

	REITS - 1.4%
85,000	Excel Trust, Inc.			1,191,700

	RETAIL - 5.6%
20,000	Bob Evans Farms, Inc.			925,200
450,000	Christopher & Banks Corp. *			2,502,000
60,000	Ferrellgas Partners LP			1,462,800
				4,890,000
	SAVINGS & LOANS - 1.2%
70,000	Flagstar Bancorp, Inc. *			1,015,700

	SEMICONDUCTORS - 3.2%
105,000	ANADIGICS, Inc. *			142,800
525,000	Applied Micro Circuits Corp. *			2,677,500
				2,820,300
	SOFTWARE - 3.7%
190,000	Allscripts Healthcare Solutions, Inc. *			2,272,400
180,200	Five9, Inc. *			1,001,912
				3,274,312
	TELECOMMUNICATIONS - 2.6%
450,000	Globalstar, Inc. *			1,498,500
253,199	Neonode, Inc. *			802,641
				2,301,141
	TRANSPORTATION - 0.8%
37,500	Tidewater, Inc.			717,750

	WATER - 0.2%
10,000	PICO Holdings, Inc. *			162,100

	TOTAL COMMON STOCK (Cost - $87,247,434)			83,411,403

		Expiration Date - Exercise Price
	WARRANTS - 3.6%
	CHEMICALS - 3.6%
20,380	Tronox Ltd. - Class A * #	02/14/2018 - $58.99		1,599,830
21,050	Tronox Ltd. - Class B * #	02/14/2018 - $65.10		1,578,960
	TOTAL WARRANTS (Cost - $2,198,564)			3,178,790

	SHORT-TERM INVESTMENTS - 24.7%
21,640,051	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **(a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,640,051)			21,640,051

	TOTAL INVESTMENTS - 123.6% (Cost - $111,086,049) (b)			$ 108,230,244
	LIABILITIES LESS OTHER ASSETS - (23.6) %			(20,713,976)
	NET ASSETS - 100.0%			$ 87,516,268

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
+ Security, or a portion of the security, is out on loan at March 31, 2015. Total loaned securities had a value of $21,215,736 on March 31, 2015.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2014. Total collateral had a value of $21,640,051 on March 31, 2015.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $110,931,763 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 8,992,047
			Unrealized depreciation:	(11,693,566)
			Net unrealized depreciation:	$ (2,701,519)

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 98.9%
	BANKS - 8.1%
9,700	Independent Bank Group, Inc.			$ 377,427
35,000	KeyCorp			495,600
45,000	Regions Financial Corp.			425,250
				1,298,277
	BIOTECHNOLOGY - 7.5%
6,000	Alnylam Pharmaceuticals, Inc. *			626,520
12,500	Intrexon Corp. *			567,125
				1,193,645
	CHEMICALS - 7.4%
3,000	Air Products & Chemicals, Inc.			453,840
7,500	Albemarle Corp.			396,300
22,500	Rayonier Advanced Materials, Inc.			335,250
				1,185,390
	COMMERCIAL SERVICES - 6.2%
25,000	Hertz Global Holdings, Inc. *			542,000
5,500	Macquarie Infrastructure Co. LLC			452,595
				994,595
	DISTRIBUTION/WHOLESALE - 2.9%
11,000	Fastenal Co.			455,785

	DIVERSIFIED FINANCIAL SERVICES - 4.0%
165,420	Ladenburg Thalmann Financial Services, Inc. *			638,521

	ENERGY-ALTERNATE SOURCES - 2.1%
14,000	SunEdison, Inc. *			336,000

	FOREST PRODUCTS & PAPER - 2.3%
8,500	Veritiv Corp. *			375,105

	INSURANCE - 1.9%
5,000	Endurance Specialty Holdings Ltd.			305,700

	INTERNET - 12.2%
11,000	Lands' End, Inc. *			394,680
30,000	RetailMeNot, Inc. *			540,300
17,500	Textura Corp. *			475,650
30,000	TrueCar, Inc. *			535,500
				1,946,130
	IRON/STEEL - 3.8%
50,000	AK Steel Holding Corp. *			223,500
15,500	United States Steel Corp.			378,200
				601,700
	METAL FABRICATE/HARDWARE - 3.7%
20,000	Advanced Drainage Systems, Inc.			598,800

	MINING - 7.9%
29,000	Freeport-McMoRan, Inc.			549,550
20,000	US Silica Holdings, Inc.			712,200
				1,261,750
	MISCELLANEOUS MANUFACTURING - 2.2%
7,500	Colfax Corp. *			357,975

	OIL & GAS - 1.8%
50,000	Eclipse Resources Corp. *			281,000
CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 98.9% (Continued)
	OIL & GAS SERVICES - 2.6%
35,000	MRC Global, Inc. *			$ 414,750

	PACKAGING & CONTAINERS - 2.1%
8,500	Greif, Inc.			333,795

	PHARMACEUTICALS - 7.1%
6,500	Akorn, Inc. *			308,815
58,006	OPKO Health, Inc. *			821,945
				1,130,760
	PIPELINES - 1.9%
22,500	Midcoast Energy Partners LP			311,400

	REITS - 1.9%
4,000	Taubman Centers, Inc.			308,520

	RETAIL - 2.0%
7,000	Bob Evans Farms, Inc.			323,820

	SOFTWARE - 3.9%
52,500	Allscripts Healthcare Solutions, Inc. *			627,900

	TELECOMMUNICATIONS - 1.6%
75,000	Globalstar, Inc. *			249,750

	TRANSPORTATION - 1.8%
15,000	Tidewater, Inc.			287,100

	TOTAL COMMON STOCK (Cost - $16,189,120)			15,818,168

	SHORT-TERM INVESTMENTS - 4.8%
769,370	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $769,370)			769,370

	TOTAL INVESTMENTS - 103.7% (Cost - $16,958,490) (b)			$ 16,587,538
	LIABILITIES LESS OTHER ASSETS - (3.7) %			(599,570)
	NET ASSETS - 100.0%			$ 15,987,968

Contracts (a)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (2.1) % *
1,200	iShares Russell 2000 ETF	07/17/2015 - $128.00		330,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $232,796) (b)			$ 330,000

LP - Limited Partnership
LLC - Limited Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Each contract is equivalent to 100 shares of common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $16,648,014 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 1,144,073
			Unrealized depreciation:	(1,534,549)
			Net unrealized depreciation:	$ (390,476)

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 99.0%
	AGRICULTURE - 1.5%
70,000	Bunge Ltd.		$ 5,765,200

	AIRLINES - 4.1%
365,000	Delta Air Lines, Inc.		16,410,400

	BANKS - 5.0%
547,929	KeyCorp		7,758,675
1,300,000	Regions Financial Corp.		12,285,000
			20,043,675
	BEVERAGES - 1.4%
50,000	Keurig Green Mountain, Inc.		5,586,500

	BIOTECHNOLOGY - 10.1%
190,000	Alnylam Pharmaceuticals, Inc. *		19,839,800
75,000	Gilead Sciences, Inc. *		7,359,750
100,000	Medivation, Inc. *		12,907,000
			40,106,550
	CHEMICALS - 6.1%
92,000	Air Products & Chemicals, Inc.		13,917,760
37,000	CF Industries Holdings, Inc.		10,496,160
			24,413,920
	COMMERCIAL SERVICES - 3.1%
570,000	Hertz Global Holdings, Inc. *		12,357,600

	DISTRIBUTION/WHOLESALE - 7.1%
300,000	Fastenal Co.		12,430,500
167,500	Genuine Parts Co.		15,609,325
			28,039,825
	ELECTRIC - 2.3%
130,000	Dominion Resources, Inc.		9,213,100

	FOOD - 1.7%
187,500	Mondelez International, Inc. - Cl. A		6,766,875

	MEDIA - 1.9%
87,500	Time Warner, Inc.		7,388,500

	MINING - 7.8%
825,000	Freeport-McMoRan, Inc.		15,633,750
525,000	Southern Copper Corp.		15,319,500
			30,953,250
	MISCELLANEOUS MANUFACTURING - 6.4%
295,000	Colfax Corp. *		14,080,350
250,000	General Electric Co.		6,202,500
45,000	Parker-Hannifin Corp.		5,345,100
			25,627,950
	OIL & GAS - 12.7%
398,758	Chesapeake Energy Corp.		5,646,413
130,000	Continental Resources, Inc. *		5,677,100
155,000	Hess Corp.		10,519,850
350,000	Marathon Oil Corp.		9,138,500
90,000	Phillips 66		7,074,000
535,000	Southwestern Energy Co. *		12,406,650
			50,462,513
CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 99.0% (Continued)
	PHARMACEUTICALS - 9.4%
180,000	Endo International PLC *		$ 16,146,000
90,000	Mead Johnson Nutrition Co. - Cl. A		9,047,700
865,000	OPKO Health, Inc. *		12,257,050
			37,450,750
	PIPELINES - 3.7%
117,500	Energy Transfer Equity LP		7,444,800
175,000	Kinder Morgan, Inc.		7,360,500
			14,805,300
	REITS - 7.4%
105,000	Crown Castle International Corp.		8,666,700
300,000	Prologis, Inc.		13,068,000
40,000	Public Storage		7,885,600
			29,620,300
	RETAIL - 2.4%
250,000	Restaurant Brands International, Inc.		9,602,500

	SOFTWARE - 1.0%
50,000	Fiserv, Inc. *		3,970,000

	TELECOMMUNICATIONS - 3.9%
3,300,000	Sprint Corp. *		15,642,000

	TOTAL COMMON STOCK (Cost - $399,516,613)		394,226,708

	SHORT-TERM INVESTMENTS - 0.5%
2,045,084	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,045,084)		2,045,084

	TOTAL INVESTMENTS - 99.5% (Cost - $401,561,697) (a)		$ 396,271,792
	OTHER ASSETS LESS LIABILITIES - 0.5%		2,082,453
	NET ASSETS - 100.0%		$ 398,354,245

LP - Limited Partnership
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $401,525,909 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 13,561,734
		Unrealized depreciation:	(18,815,851)
		Net unrealized depreciation:	$ (5,254,117)

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 85.4%
	AEROSPACE/DEFENSE - 0.9%
26,953	Kratos Defense & Security Solutions, Inc. *+		$ 149,050

	BANKS - 2.5%
30,000	KeyCorp +		424,800

	BIOTECHNOLOGY - 4.2%
4,250	Alnylam Pharmaceuticals, Inc. *+		443,785
7,500	OvaScience, Inc. *+		260,475
			704,260
	CHEMICALS - 2.8%
15,000	OMNOVA Solutions, Inc. *+		127,950
22,500	Rayonier Advanced Materials, Inc. +		335,250
			463,200
	COMMERCIAL SERVICES - 2.3%
17,500	Hertz Global Holdings, Inc. *+		379,400

	COMPUTERS - 1.9%
85,000	Violin Memory, Inc. *+		320,450

	DISTRIBUTION/WHOLESALE - 5.2%
6,700	Fastenal Co. +		277,615
3,000	Genuine Parts Co. +		279,570
12,500	H&E Equipment Services, Inc. +		312,375
			869,560
	DIVERSIFIED FINANCIAL SERVICES - 1.7%
10,000	JMP Group LLC +		83,800
50,000	Ladenburg Thalmann Financial Services, Inc. *+		193,000
			276,800
	ENGINEERING & CONSTRUCTION - 2.7%
25,000	Aegion Corp. *+		451,250

	ENVIRONMENTAL CONTROL - 0.4%
4,517	Cypress Energy Partners LP +		59,624

	FOREST PRODUCTS & PAPER - 2.4%
9,000	Veritiv Corp. *+		397,170

	HOME BUILDERS - 2.4%
22,500	Beazer Homes USA, Inc. *+		398,700

	INSURANCE - 2.7%
7,500	Endurance Specialty Holdings Ltd. +		458,550

	INTERNET - 12.9%
70,000	Autobytel, Inc. *+		1,033,900
15,000	Textura Corp. *+		407,700
17,500	TrueCar, Inc. *+		312,375
9,000	Yahoo!, Inc. *+		399,915
			2,153,890
	INVESTMENT COMPANIES - 0.2%
2,000	TriplePoint Venture Growth BDC Corp.		28,220

	IRON/STEEL - 2.4%
90,000	AK Steel Holding Corp. *+		402,300
CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 85.4% (Continued)
	METAL FABRICATE/HARDWARE - 4.3%
10,000	Advanced Drainage Systems, Inc. +		$ 299,400
27,500	Global Brass & Copper Holdings, Inc. +		424,875
			724,275
	MINING - 6.0%
25,000	Freeport-McMoRan, Inc. +		473,750
15,000	US Silica Holdings, Inc. +		534,150
			1,007,900
	OIL & GAS - 4.0%
40,000	Comstock Resources, Inc. +		142,800
50,000	Eclipse Resources Corp. *+		281,000
29,000	Rex Energy Corp. *+		107,880
35,000	Seventy Seven Energy, Inc. *+		145,250
			676,930
	PACKAGING & CONTAINERS - 1.9%
8,000	Greif, Inc. +		314,160

	PHARMACEUTICALS - 8.2%
6,250	Akorn, Inc. *+		296,938
65,918	OPKO Health, Inc. *+		934,058
5,500	Vital Therapies, Inc. *		137,555
			1,368,551
	PIPELINES - 1.9%
8,000	Shell Midstream Partners LP +		312,000

	REAL ESTATE - 0.5%
1,500	Consolidated-Tomoka Land Co. +		89,490

	RETAIL - 1.8%
6,500	Bob Evans Farms, Inc. +		300,690

	SOFTWARE - 3.4%
47,500	Allscripts Healthcare Solutions, Inc. *+		568,100

	TELECOMMUNICATIONS - 5.8%
10,000	Comverse, Inc. *+		197,000
125,000	Globalstar, Inc. *		416,250
75,000	Sprint Corp. *+		355,500
			968,750

	TOTAL COMMON STOCK (Cost - $14,417,230)		14,268,070

	SHORT-TERM INVESTMENTS - 11.5%
	MUTUAL FUNDS - 9.1%
1,527,503	Fidelity Institutional Money Market Portfolio, Class I, 0.14% ** (Cost - $1,527,503)		1,527,503

Principal
	U.S. GOVERNMENT SECURITY - 2.4%
$400,000	United States Treasury Bill, 0.75%, due 6/25/15 + (Cost - $399,942)		399,942

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,927,445)		1,927,445

	TOTAL INVESTMENTS - 96.9% (Cost - $16,344,675) (a)		$ 16,195,515
	OTHER ASSETS LESS LIABILITIES - 3.1%		513,323
	NET ASSETS - 100.0%		$ 16,708,838
CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	SECURITIES SOLD SHORT - (82.5) %
	COMMON STOCK - (77.8) %
	AUTO MANUFACTURERS - (13.5) %
11,967	Tesla Motors, Inc.		$ 2,259,011

	CHEMICALS - (3.5) %
50,000	Intrepid Potash, Inc.		577,500

	COMMERCIAL SERVICES - (9.9) %
87,500	Apollo Education Group, Inc.		1,655,500

	DIVERSIFIED FINANCIAL SERVICES - (20.6) %
174,813	LendingClub Corp.		3,435,075

	ELECTRICAL COMPONENTS & EQUIPMENT - (1.5) %
5,906	Mobileye NV		248,229

	ENTERTAINMENT - (3.5) %
30,000	SeaWorld Entertainment, Inc.		578,400

	INTERNET - (6.3) %
21,000	Twitter, Inc.		1,051,680

	MACHINERY-DIVERSIFIED - (1.5) %
14,500	Twin Disc, Inc.		256,215

	OIL & GAS - (8.7) %
155,000	Cobalt International Energy, Inc.		1,458,550

	RETAIL - (3.1) %
210,000	New York & Co., Inc.		525,000

	SOFTWARE - (5.7) %
3,750	salesforce.com, Inc.		250,538
247,610	Zynga, Inc. - Cl. A		705,689
			956,227

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $13,633,078)		13,001,387

	EXCHANGE TRADED FUNDS - (4.7) %
	EQUITY FUNDS - (4.7) %
25,000	iPATH S&P 500 VIX Short-Term Futures ETN		640,750
10,000	ProShares Ultra VIX Short-Term Futures ETF		150,600
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $796,373)		791,350

	TOTAL SECURITIES SOLD SHORT (Proceeds - $14,429,451) (a)		$ 13,792,737

LP - Limited Partnership
LLC - Limited Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for securities sold short.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $2,193,607 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 2,501,228
		Unrealized depreciation:	(2,292,057)
		Net unrealized appreciation:	$ 209,171

CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 97.4%
	AUTO MANUFACTURERS - 3.7%
482	Navistar International Corp. *		$ 14,219

	AUTO PARTS & EQUIPMENT - 5.0%
350	Allison Transmission Holdings, Inc.		11,179
574	Federal-Mogul Holdings Corp. *		7,640
			18,819
	BUILDING MATERIALS - 2.5%
100	Armstrong World Industries, Inc. *		5,747
146	USG Corp. *		3,898
			9,645
	CHEMICALS - 9.3%
50	Agrium, Inc.		5,214
80	Air Products & Chemicals, Inc.		12,102
700	Platform Specialty Products Corp. *		17,962
			35,278
	COAL - 2.4%
325	CONSOL Energy, Inc.		9,064

	COMMERCIAL SERVICES - 5.5%
500	B. Riley Financial, Inc.		5,553
700	Hertz Global Holdings, Inc. *		15,176
			20,729
	DISTRIBUTION/WHOLESALE - 1.4%
165	HD Supply Holdings, Inc. *		5,141

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
2,300	Federal Home Loan Mortgage Corp. *		5,244

	HEALTHCARE-PRODUCTS - 1.2%
140	Hologic, Inc. *		4,624

	HEALTHCARE-SERVICES - 3.1%
145	DaVita HealthCare Partners, Inc. *		11,786

	HOME BUILDERS - 4.3%
1,968	Green Brick Partners, Inc. *		16,285

	INTERNET - 10.0%
850	Yahoo!, Inc. *		37,770

	MACHINERY-DIVERSIFIED - 3.4%
600	Manitowoc Co., Inc.		12,936

	MEDIA - 7.4%
60	DIRECTV *		5,106
490	Gannett Co., Inc.		18,169
140	Twenty-First Century Fox, Inc.		4,603
			27,878
	MISCELLANEOUS MANUFACTURING - 1.7%
160	LSB Industries, Inc. *		6,613
CATALYST FUNDS
CATALYST ACTIVIST INVESTOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 97.4% (Continued)
	OIL & GAS - 5.0%
449	Chesapeake Energy Corp.		$ 6,358
300	CVR Energy, Inc.		12,768
			19,126
	OIL & GAS SERVICES - 3.9%
175	Baker Hughes, Inc.		11,127
250	Gulf Island Fabrication, Inc.		3,715
			14,842
	PHARMACEUTICALS - 9.9%
100	Valeant Pharmaceuticals International, Inc. *		19,862
380	Zoetis, Inc. - Cl. A		17,590
			37,452
	PRIVATE EQUITY - 2.6%
112	Icahn Enterprises LP		10,042

	RETAIL - 3.3%
325	Restaurant Brands International, Inc.		12,483

	SEMICONDUCTORS - 2.8%
300	Integrated Silicon Solution, Inc.		5,367
350	Micrel, Inc.		5,278
			10,645
	SOFTWARE - 6.4%
250	Microsoft Corp.		10,164
275	Rackspace Hosting, Inc. *		14,187
			24,351
	TRANSPORTATION - 1.2%
25	Canadian Pacific Railway Ltd.		4,568

	TOTAL COMMON STOCK (Cost - $362,549)		369,540

	STOCK RIGHTS - 0.0%
574	Federal Mogul Corporation *		31
	TOTAL STOCK RIGHTS (Cost - $15)		31

	SHORT-TERM INVESTMENTS - 4.9%
18,586	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,586)		18,586

	TOTAL INVESTMENTS - 102.3% (Cost - $381,150) (a)		$ 388,157
	LIABILITIES LESS OTHER ASSETS - (2.3) %		(8,848)
	NET ASSETS - 100.0%		$ 379,309

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $381,150 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 25,674
		Unrealized depreciation:	(18,667)
		Net unrealized appreciation:	$ 7,007

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 95.7%
	BANKS - 8.5%
$26,000	Citigroup, Inc.	2.550	4/8/2019		$ 26,480
23,000	JPMorgan Chase & Co.	2.350	1/28/2019		23,367
					49,847
	BIOTECHNOLOGY - 8.7%
22,000	Amgen, Inc.	5.700	2/1/2019		25,132
26,000	Celgene Corp.	2.250	5/15/2019		26,263
					51,395
	COMMERCIAL SERVICES - 6.9%
15,000	Hertz Corp.	4.250	4/1/2018		15,113
25,000	Western Union Co.	3.350	5/22/2019		25,813
					40,926
	COMPUTERS - 4.3%
25,000	Hewlett-Packard Co.	2.750	1/14/2019		25,586

	COSMETICS/PERSONAL CARE - 4.1%
24,000	Avon Products, Inc.	5.750	3/1/2018		24,180

	DIVERSIFIED FINANCIAL SERVICES - 23.1%
120,000	FXCM, Inc.	2.250	6/15/2018		92,850
43,000	Icahn Enterprises LP	3.500	3/15/2017		43,323
					136,173
	ELECTRONICS - 4.3%
25,000	Kemet Corp.	10.500	5/1/2018		25,563

	HEALTHCARE-PRODUCTS - 4.3%
25,000	Boston Scientific Corp.	2.650	10/1/2018		25,275

	MISCELLANEOUS MANUFACTURING - 1.8%
10,000	Harsco Corp.	5.750	5/15/2018		10,450

	OFFICE/BUSINESS EQUIPMENT - 6.4%
35,000	Pitney Bowes, Inc.	4.750	5/15/2018		37,426

	OIL & GAS - 1.8%
10,000	Chesapeake Energy Corp.	6.500	8/15/2017		10,563

	PHARMACEUTICALS - 21.5%
125,000	Herbalife Ltd.	2.000	8/15/2019		102,813
21,000	Merck Sharp & Dohme Corp.	5.000	6/30/2019		23,806
					126,619

	TOTAL CORPORATE BONDS (Cost - $544,824)				564,003

Shares
	SHORT-TERM INVESTMENTS - 5.3%
31,317	Fidelity Institutional Money Market Portfolio, Class I, 0.14% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,317)				31,317

	TOTAL INVESTMENTS - 101.0% (Cost - $576,141) (a)				$ 595,320
	LIABILITIES LESS OTHER ASSETS - (1.0) %				(5,916)
	NET ASSETS - 100.0%				$ 589,404
CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

LP - Limited Partnership
* Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $576,141 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 22,457
				Unrealized depreciation:	(3,278)
				Net unrealized appreciation:	$ 19,179

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 72.0%
	AGRICULTURE - 4.5%
7,500	Lorillard, Inc. +			$ 490,125

	AUTO PARTS & EQUIPMENT - 4.8%
5,000	TRW Automotive Holdings Corp. *+			524,250

	COMPUTERS - 3.8%
20,000	BlackBerry Ltd. *			178,600
7,500	Hewlett-Packard Co. +			233,700
50,000	StorageNetworks, Inc. * #			-
				412,300
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
5,000	American Express Co. +			390,600
1	Blackhawk Network Holdings, Inc. *			36
10,000	Ocwen Financial Corp. *			82,500
				473,136
	ELECTRONICS - 0.3%
25,000	On Track Innovations Ltd. *			37,250

	ENERGY-ALTERNATE SOURCES - 1.1%
95,000	Lightbridge Corp. *+			117,800

	HEALTHCARE-PRODUCTS - 8.3%
40,000	American Medical Alert Corp. * #			40
10,000	Smith & Nephew PLC - ADR +			341,700
6,578	Tornier NV *+			172,475
14,828	Wright Medical Group, Inc. *+			382,562
				896,777
	INTERNET - 4.9%
12,000	Yahoo!, Inc. *+			533,220

	MEDIA - 11.1%
6,250	DIRECTV *+			531,875
4,500	Time Warner Cable, Inc. +			674,460
				1,206,335
	MINING - 1.3%
35,000	Acacia Mining PLC +			136,046

	OIL & GAS - 3.3%
14,600	BreitBurn Energy Partners LP +			80,008
800	California Resources Corp.			6,088
717,345	Dejour Energy, Inc. *			92,896
65,000	Gulf Coast Ultra Deep Royalty Trust *			46,280
5,000	Marathon Oil Corp. +			130,550
				355,822
	PHARMACEUTICALS - 8.1%
5,000	AbbVie, Inc.			292,700
1,288	Actavis PLC * ^			383,335
300,000	Sanofi *			203,400
				879,435
	PIPELINES - 2.6%
5,000	Energy Transfer Partners LP +			278,750
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 72.0% (Continued)
	REITS - 0.8%
5,000	NorthStar Realty Finance Corp.			$ 90,600
1	Spirit Realty Capital, Inc.			11
				90,611
	RETAIL - 3.6%
3,750	Lumber Liquidators Holdings, Inc. *			115,425
7,190	Restaurant Brands International, Inc. +			276,168
				391,593
	SEMICONDUCTORS - 2.0%
5,000	Altera Corp.			214,550

	TELECOMMUNICATIONS - 5.4%
8,504	Loral Space & Communications, Inc. *+			582,014

	TRANSPORTATION - 1.7%
291,540	Horizon Lines, Inc. - Cl. A *			189,501

	TOTAL COMMON STOCK (Cost - $8,800,548)			7,809,515

	EXCHANGE TRADED FUNDS - 8.1%
	EQUITY FUND - 8.1%
10,000	ProShares Ultra VIX Short-Term Futures ETF *			150,600
3,500	SPDR S&P 500 ETF Trust +			722,505
	TOTAL EXCHANGE TRADED FUNDS (Cost - $883,667)			873,105

	PREFERRED STOCK - 4.0%
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
3,828	Ladenburg Thalmann Financial Services, Inc., 8.00%			91,872
15,000	SLM Corp., 6.00% +			337,200
	TOTAL PREFERRED STOCK (Cost - $404,615)			429,072

	WARRANTS - 2.8% *
	PIPELINES - 2.8%
75,000	Kinder Morgan, Inc. +			307,500
	TOTAL WARRANTS (Cost - $213,014)			307,500

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.0% *
200	Cobalt International, Inc.	04/17/2015 - $15.00		1,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $20,289)			1,000

Shares
	SHORT-TERM INVESTMENTS - 45.9%
4,978,018	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,978,018)			4,978,018

	TOTAL INVESTMENTS - 132.8% (Cost - $15,300,151) (b)			$ 14,398,210
	LIABILITIES LESS OTHER ASSETS - (32.8) %			(3,558,592)
	NET ASSETS - 100.0%			$ 10,839,618

	SECURITIES SOLD SHORT - (24.0) % *
	COMMON STOCK - (13.5) %
	HEALTHCARE-PRODUCTS - (0.9) %
1,250	Medtronic PLC			97,488
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	SECURITIES SOLD SHORT - (24.0) % (Continued) *
	COMMON STOCK - (13.5) % (Continued)
	MEDIA - (9.1) %
17,500	Comcast Corp.			$ 988,225

	PHARMACEUTICALS - (3.5) %
1,288	Actavis PLC			383,335

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $1,413,881)			1,469,048

	EXCHANGE TRADED FUNDS - (10.5) %
	EQUITY FUND - (10.5) %
5,500	SPDR S&P 500 ETF Trust			1,135,365
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $1,131,135)			1,135,365

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,545,016) (b)			$ 2,604,413
	.
PLC - Public Liability Company.
LP - Limited Partnership.
ADR - American Depositary Receipt
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for securities sold short.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Each contract is equivalent to 100 shares of common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $12,801,590 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 181,890
			Unrealized depreciation:	(1,189,683)
			Net unrealized depreciation:	$ (1,007,793)

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Contracts (a)		Expiration Date - Exercise Price		Value
	PURCHASED OPTIONS - 2.0% *
	PUT OPTIONS PURCHASED - 0.2%
1,000	S&P Index Future	04/17/2015 - $1,450		$ 12,500
3,000	S&P Index Future	04/17/2015 - $1,500		37,500
1,000	S&P Index Future	05/15/2015 - $1,400		62,500
1,000	S&P Index Future	06/19/2015 - $1,400		187,500
1,000	S&P Index Future	06/19/2015 - $1,425		225,000
1,000	S&P Index Future	06/19/2015 - $1,450		262,500
1,000	S&P Index Future	06/19/2015 - $1,475		300,000
1,000	S&P Index Future	06/19/2015 - $1,500		362,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,402,805)			1,450,000

	CALL OPTIONS PURCHASED - 1.8%
2,400	S&P Index Future	04/17/2015 - $2,275		30,000
1,000	S&P Index Future	06/19/2015 - $2,180		1,775,000
1,000	S&P Index Future	06/19/2015 - $2,225		512,500
1,000	S&P Index Future	07/31/2015 - $2,175		3,200,000
1,000	S&P Index Future	07/31/2015 - $2,190		3,150,000
1,000	S&P Index Future	07/31/2015 - $2,190		2,325,000
1,000	S&P Index Future	07/31/2015 - $2,200		2,600,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $28,294,700)			13,592,500

	TOTAL OPTIONS (Cost - $33,697,505)			15,042,500

Shares
	SHORT-TERM INVESTMENTS - 83.3%
617,695,332	Fidelity Institutional Money Market Portfolio, Class I, 0.14% ** (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $617,695,332)			617,695,332

	TOTAL INVESTMENTS - 85.3% (Cost - $651,392,837) (c)			$ 632,737,832
	OTHER ASSETS LESS LIABILITIES - 14.7%			109,058,453
	NET ASSETS - 100.0%			$ 741,796,285

Contracts (a)
	WRITTEN OPTIONS - (2.0%) *
	PUT OPTIONS WRITTEN - (0.1%)
1,000	S&P Index Future	04/17/2015 - $1,650		37,500
1,000	S&P Index Future	04/17/2015 - $1,675		37,500
1,000	S&P Index Future	04/17/2015 - $1,775		75,000
1,000	S&P Index Future	04/17/2015 - $1,800		100,000
1,000	S&P Index Future	05/15/2015 - $1,425		62,500
2,000	S&P Index Future	05/15/2015 - $1,450		125,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $4,672,500)			437,500

	CALL OPTIONS WRITTEN - (1.9%)
1,000	S&P Index Future	05/15/2015 - $2,190		250,000
1,000	S&P Index Future	05/15/2015 - $2,200		175,000
1,000	S&P Index Future	05/15/2015 - $2,210		125,000
1,000	S&P Index Future	05/15/2015 - $2,220		100,000
2,000	S&P Index Future	06/19/2015 - $2,210		1,550,000
1,000	S&P Index Future	06/19/2015 - $2,220		587,500
3,000	S&P Index Future	06/19/2015 - $2,260		600,000
2,000	S&P Index Future	06/19/2015 - $2,275		250,000
CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts (a)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (1.9%) (Continued)
2,860	S&P Index Future	07/31/2015 - $2,225		$ 2,895,750
3,000	S&P Index Future	07/31/2015 - $2,240		2,062,500
2,375	S&P Index Future	07/31/2015 - $2,240		2,523,438
3,000	S&P Index Future	07/31/2015 - $2,250		2,512,500
420	S&P Index Future	07/31/2015 - $2,275		120,750
1,875	S&P Index Future	07/31/2015 - $2,290		585,938
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $37,386,563)			14,338,376

	TOTAL WRITTEN OPTIONS (Premiums received - $42,059,063) (c)			$ 14,775,876

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Each contract is equivalent to one futures contract.
(b) All or a portion of this security is segregated as collateral for options written.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $617,961,956 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ -
			Unrealized depreciation:	-
			Net unrealized appreciation:	$ -

CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 49.1%
	AGRICULTURE - 4.6%
500	Altria Group, Inc.			$ 25,010
1,041	Philip Morris International, Inc.			78,419
				103,429
	COSMETICS/PERSONAL CARE - 1.9%
530	Procter & Gamble Co.			43,428

	ELECTRIC - 1.7%
350	American Electric Power Co., Inc.			19,688
440	Southern Co.			19,483
				39,171
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
630	Emerson Electric Co.			35,671

	ENTERTAINMENT - 1.3%
1,300	International Game Technology			22,633
130	Six Flags Entertainment Corp.			6,293
				28,926
	INVESTMENT COMPANIES - 15.1%
500	American Capital Senior Floating Ltd.			6,550
2,766	Ares Capital Corp.			47,492
1,215	FS Investment Corp.			12,320
650	Golub Capital BDC, Inc.			11,408
4,168	Hercules Technology Growth Capital, Inc.			56,185
3,240	New Mountain Finance Corp.			47,304
2,000	Solar Capital Ltd.			40,480
1,886	TCP Capital Corp.			30,214
2,550	TPG Specialty Lending, Inc.			43,886
1,164	Triangle Capital Corp.			26,551
1,309	TriplePoint Venture Growth BDC Corp.			18,470
				340,860
	MISCELLANEOUS MANUFACTURING - 2.5%
2,270	General Electric Co.			56,319

	OIL & GAS SERVICES - 0.8%
190	Targa Resources Corp.			18,200

	PHARMACEUTICALS - 1.3%
635	GlaxoSmithKline PLC - ADR			29,305

	PIPELINES - 3.6%
1,062	Kinder Morgan, Inc.			44,665
495	Spectra Energy Corp.			17,904
384	Williams Cos, Inc.			19,427
				81,996
	REAL ESTATE - 0.1%
16	WP Carey, Inc.			1,088

	REITS - 11.7%
1,180	Blackstone Mortgage Trust, Inc.			33,477
344	Brixmor Property Group, Inc.			9,133
3,000	CorEnergy Infrastructure Trust, Inc.			20,790
420	HCP, Inc.			18,148
600	Health Care REIT, Inc.			46,416
160	Hospitality Properties Trust			5,278
CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 49.1% (Continued)
	REITS - 11.7% (Continued)
325	Kimco Realty Corp.			$ 8,726
205	LaSalle Hotel Properties			7,966
190	Pebblebrook Hotel Trust			8,848
195	Prologis, Inc.			8,494
200	Realty Income Corp. - REIT			10,320
450	RLJ Lodging Trust			14,090
220	Senior Housing Properties Trust			4,882
7	Simon Property Group, Inc.			1,369
300	Starwood Property Trust, Inc.			7,290
590	Ventas, Inc.			43,082
450	Weyerhaeuser Co. - REIT ^			14,918
				263,227
	SAVINGS & LOANS - 1.3%
2,000	People's United Financial, Inc.			30,400

	TELECOMMUNICATIONS - 1.6%
1,100	AT&T, Inc.			35,915

	TOTAL COMMON STOCK (Cost - $1,136,036)			1,107,935

	EXCHANGE TRADED FUNDS - 40.7%
	ASSET ALLOCATION FUND - 1.1%
1,000	PowerShares CEF Income Composite Portfolio			23,850
	TOTAL ASSET ALLOCATION FUND - (Cost - $24,170)			23,850

	CLOSED-END FUNDS - 21.1%
1,700	AllianceBernstein Global High Income Fund, Inc.			21,369
500	BlackRock Limited Duration Income Trust			7,895
5,000	Dreyfus High Yield Strategies Fund			18,250
4,340	Federated Premier Municipal Income Fund			65,013
5,685	Invesco Trust for Investment Grade New York Municipals			78,453
2,538	Liberty All Star Growth Fund, Inc.			13,198
4,050	Nuveen NASDAQ 100 Dynamic Overwrite Fund			75,938
4,330	Nuveen Ohio Quality Income Municipal Fund			65,816
900	PIMCO New York Municipal Income Fund			10,512
3,235	Pioneer Diversified High Income Trust			56,418
3,000	Tekla Healthcare Opportunities Fund			61,740
	TOTAL CLOSED-END FUNDS - (Cost - $473,341)			474,602

	EQUITY FUNDS - 18.5%
500	iShares Core High Dividend ETF			37,495
1,500	iShares Mortgage Real Estate Capped ETF			17,535
1,054	PowerShares Buyback Achievers Portfolio			51,973
500	SPDR S&P Dividend ETF			39,100
870	TrimTabs Float Shrink ETF			49,912
600	Utilities Select Sector SPDR Fund			26,658
485	Vanguard Dividend Appreciation ETF			39,028
640	WisdomTree Equity Income Fund			38,829
1,100	WisdomTree Europe Hedged Equity Fund			72,754
1,000	WisdomTree Europe Hedged SmallCap Equity Fund *			25,970
700	WisdomTree International Hedged Dividend Growth Fund			18,918
	TOTAL EQUITY FUNDS - (Cost - $414,918)			418,172

	TOTAL EXCHANGE TRADED FUNDS (Cost - $912,429)			916,624
CATALYST FUNDS
CATALYST ABSOLUTE TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	SHORT-TERM INVESTMENTS - 9.8%
220,605	Fidelity Institutional Money Market - Government Portfolio, Class I, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $220,605)			$ 220,605

	TOTAL INVESTMENTS - 99.6% (Cost - $2,269,070) (b)			$ 2,245,164
	OTHER ASSETS LESS LIABILITIES - 0.4%			8,402
	NET ASSETS - 100.0%			$ 2,253,566

Contracts (a)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - 0.0% *
4	Weyerhaeuser Co.	04/17/2015 - $37.00		$ 20
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $256) (b)			$ 20

ADR - American Depositary Receipt
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
^ All or a portion of this security is segregated as collateral for call options written.
(a) Each contract is equivalent to 100 shares of common stock.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $2,268,814 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 29,222
			Unrealized depreciation:	(52,892)
			Net unrealized depreciation:	$ (23,670)

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 98.3%
	AIRLINES - 3.7%
100,000	Southwest Airlines Co.		$ 4,430,000

	BIOTECHNOLOGY - 8.1%
47,000	Celgene Corp. *		5,418,160
70,000	Isis Pharmaceuticals, Inc. *		4,456,900
			9,875,060
	CHEMICALS - 4.0%
17,000	Sherwin-Williams Co.		4,836,500

	COMPUTERS - 4.2%
41,000	Apple, Inc.		5,101,630

	DIVERSIFIED FINANCIAL SERVICES - 4.6%
110,000	NASDAQ OMX Group, Inc.		5,603,400

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
25,800	Energizer Holdings, Inc.		3,561,690

	FOOD - 4.0%
63,500	Kroger Co.		4,867,910

	HEALTHCARE-PRODUCTS - 5.4%
150,000	Affymetrix, Inc. *		1,884,000
50,000	Varian Medical Systems, Inc. *		4,704,500
			6,588,500
	HEALTHCARE-SERVICES - 4.5%
35,000	Anthem, Inc.		5,404,350

	HOME FURNISHINGS - 4.7%
28,000	Whirlpool Corp.		5,657,680

	PACKAGING & CONTAINERS - 1.5%
25,000	Ball Corp.		1,766,000

	PHARMACEUTICALS - 2.0%
8,120	Actavis PLC *		2,416,674

	REITS - 3.8%
137,000	UDR, Inc. - REIT		4,662,110

	RETAIL - 18.6%
5,300	Chipotle Mexican Grill, Inc. - Cl. A *		3,447,862
36,000	Costco Wholesale Corp.		5,453,820
62,200	Nordstrom, Inc.		4,995,904
50,000	Papa John's International, Inc.		3,090,500
37,000	Ulta Salon Cosmetics & Fragrance, Inc. *		5,581,450
			22,569,536
	SEMICONDUCTORS - 8.4%
43,000	Avago Technologies Ltd.		5,460,140
48,000	Skyworks Solutions, Inc.		4,717,920
			10,178,060
CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 98.3% (Continued)
	SOFTWARE - 15.9%
71,660	Broadridge Financial Solutions, Inc.		$ 3,942,017
90,000	MSCI, Inc. - Cl. A		5,517,900
41,000	NetEase, Inc. - ADR		4,317,300
110,000	Paychex, Inc.		5,457,650
			19,234,867
	TRANSPORTATION - 2.0%
56,000	Matson, Inc.		2,360,960

	TOTAL COMMON STOCK (Cost - $104,455,360)		119,114,927

	SHORT-TERM INVESTMENTS - 5.7%
6,955,952	Federated Treasury Obligations Fund, Institutional Class, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,955,952)		6,955,952

	TOTAL INVESTMENTS - 104.0% (Cost - $111,411,312) (a)		$ 126,070,879
	LIABILITIES LESS OTHER ASSETS - (4.0) %		(4,872,975)
	NET ASSETS - 100.0%		$ 121,197,904

ADR - American Depositary Receipt
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $111,411,312 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 15,586,481
		Unrealized depreciation:	(926,914)
		Net unrealized appreciation:	$ 14,659,567

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 97.5%
	AEROSPACE/DEFENSE - 3.5%
4,400	Esterline Technologies Corp. *		$ 503,448

	AUTO MANUFACTURERS - 3.2%
12,300	General Motors Co.		461,250

	BANKS - 16.1%
11,750	Bank of New York Mellon Corp.		472,820
5,800	Capital One Financial Corp.		457,156
33,050	KeyCorp		467,988
5,000	PNC Financial Services Group, Inc.		466,200
6,250	State Street Corp.		459,563
			2,323,727
	BEVERAGES - 6.7%
5,400	Brown-Forman Corp.		487,890
4,950	PepsiCo, Inc.		473,319
			961,209
	BIOTECHNOLOGY - 3.3%
13,600	Myriad Genetics, Inc. *+		481,440

	CHEMICALS - 3.4%
4,875	WR Grace & Co. *		481,991

	COSMETICS/PERSONAL CARE - 3.2%
6,550	Colgate-Palmolive Co.		454,177

	ELECTRONICS - 3.3%
15,250	FLIR Systems, Inc.		477,020

	FOOD - 3.3%
6,200	McCormick & Co., Inc.		478,082

	HEALTHCARE-SERVICES - 3.3%
4,000	Chemed Corp.		477,600

	INSURANCE - 3.1%
6,350	Allstate Corp.		451,930

	INTERNET - 3.2%
10,500	Yahoo!, Inc. *		466,568

	MEDIA - 6.5%
28,750	Media General, Inc. *		474,088
6,675	Scripps Networks Interactive, Inc.		457,638
			931,726
	METAL FABRICATE/HARDWARE - 3.2%
3,750	Valmont Industries, Inc. +		460,800

	PACKAGING & CONTAINERS - 3.1%
30,500	Graphic Packaging Holding Co.		443,470

	PHARMACEUTICALS - 3.2%
8,000	Merck & Co., Inc.		459,840

	REITS - 3.1%
5,850	Taubman Centers, Inc.		451,211
CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 97.5% (Continued)
	RETAIL - 13.1%
9,750	Big Lots, Inc.		$ 468,293
19,500	Finish Line, Inc.		478,140
4,100	Home Depot, Inc.		465,801
6,300	Lowe's Cos, Inc.		468,657
			1,880,891
	SEMICONDUCTORS - 6.3%
6,750	QUALCOMM, Inc.		468,045
23,100	Teradyne, Inc.		435,435
			903,480
	TRUCKING & LEASING - 3.4%
12,000	TAL International Group, Inc.		488,760

	TOTAL COMMON STOCK (Cost - $14,239,259)		14,038,620

	SHORT-TERM INVESTMENTS - 30.3%
1,361,641	Fidelity Institutional Money Market Portfolio, Class I, 0.14% ** (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,361,641)		1,361,641

	TOTAL INVESTMENTS - 127.8% (Cost - $15,600,900) (b)		$ 15,400,261
	LIABILITIES LESS OTHER ASSETS - (27.8) %		(1,004,145)
	NET ASSETS - 100.0%		$ 14,396,116

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
+ All or a portion of the security, is out on loan at March 31, 2015. Total loaned securities had a value of $916,728 at March 31, 2015.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at March 31, 2015. Total collateral had a value of $935,287 on March 31, 2015.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $15,600,900 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 57,972
		Unrealized depreciation:	(258,611)
		Net unrealized depreciation:	$ (200,639)

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 98.0%
	AEROSPACE/DEFENSE - 3.5%
6,300	United Technologies Corp.		$ 738,360

	APPAREL - 3.6%
10,000	VF Corp.		753,100

	BANKS - 3.3%
12,950	Prosperity Bancshares, Inc.		679,616

	BIOTECHNOLOGY - 3.9%
5,105	Amgen, Inc.		816,034

	CHEMICALS - 3.1%
5,400	Praxair, Inc.		651,996

	COMPUTERS - 8.7%
8,400	Apple, Inc.		1,045,212
25,000	Hewlett-Packard Co.		779,000
			1,824,212
	DIVERSIFIED FINANCIAL SERVICES - 9.9%
1,950	BlackRock, Inc. - Cl. A		713,388
8,300	T Rowe Price Group, Inc.		672,134
10,560	Visa, Inc. - Cl. A		690,730
			2,076,252
	HEALTHCARE-PRODUCTS - 3.0%
9,250	Baxter International, Inc.		633,625

	HEALTHCARE-SERVICES - 4.2%
7,400	UnitedHealth Group, Inc.		875,346

	LODGING - 3.0%
11,300	Las Vegas Sands Corp.		621,952

	MACHINERY-DIVERSIFIED - 3.2%
7,680	Deere & Co.		673,459

	MEDIA - 7.8%
5,480	FactSet Research Systems, Inc.		872,416
9,000	Time Warner, Inc.		759,960
			1,632,376
	MISCELLANEOUS MANUFACTURING - 6.3%
9,000	Dover Corp.		622,080
10,200	Eaton Corp. PLC		692,988
			1,315,068
	OIL & GAS - 2.6%
5,200	Chevron Corp.		545,896

	PHARMACEUTICALS - 5.5%
13,950	Abbott Laboratories		646,304
8,450	AbbVie, Inc.		494,663
			1,140,967
CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 98.0% (Continued)
	PIPELINES - 8.8%
21,360	Kinder Morgan, Inc.		$ 898,402
18,600	Williams Cos, Inc.		940,974
			1,839,376
	REITS - 4.4%
8,500	Digital Realty Trust, Inc.		560,660
5,000	Ventas, Inc.		365,100
			925,760
	RETAIL - 3.6%
15,300	GNC Holdings, Inc. - Cl. A		750,771

	SEMICONDUCTORS - 3.2%
9,450	QUALCOMM, Inc.		655,263

	SOFTWARE - 3.1%
15,830	Microsoft Corp.		643,569

	TRANSPORTATION - 3.3%
20,875	CSX Corp.		691,380

	TOTAL COMMON STOCK (Cost - $15,583,533)		20,484,378

	SHORT-TERM INVESTMENTS - 2.2%
448,627	Fidelity Institutional Money Market Portfolio, Class I, 0.14% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $448,627)		448,627

	TOTAL INVESTMENTS - 100.2% (Cost - $16,032,160) (a)		$ 20,933,005
	OTHER ASSETS LESS LIABILITIES - (0.2) %		(31,498)
	NET ASSETS - 100.0%		$ 20,901,507

PLC - Public Liability Company
* Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,032,160 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 5,350,925
		Unrealized depreciation:	(450,080)
		Net unrealized appreciation:	$ 4,900,845

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 87.9%
	APPAREL - 2.2%
400	Michael Kors Holdings Ltd. *		$ 26,300

	BIOTECHNOLOGY - 8.5%
175	Alexion Pharmaceuticals, Inc. *		30,328
100	Biogen, Inc. *		42,224
320	Gilead Sciences, Inc. *		31,402
			103,954
	COMMERCIAL SERVICES - 6.8%
200	FleetCor Technologies, Inc. *		30,184
500	TAL Education Group - ADR *		16,610
400	United Rentals, Inc. *		36,464
			83,258
	COMPUTERS - 4.7%
600	Cognizant Technology Solutions Corp. - Cl. A *		37,434
600	Super Micro Computer, Inc. *		19,926
			57,360
	DIVERSIFIED FINANCIAL SERVICES - 9.9%
1,200	Air Lease Corp. - Cl. A		45,288
100	BlackRock, Inc. - Cl. A		36,584
600	Visa, Inc. - Cl. A		39,246
			121,118
	INTERNET - 5.4%
150	Baidu, Inc. - ADR *		31,260
30	Priceline Group, Inc. *		34,925
			66,185
	LEISURE TIME - 3.2%
275	Polaris Industries, Inc.		38,803

	LODGING - 1.8%
400	Las Vegas Sands Corp.		22,016

	MISCELLANEOUS MANUFACTURING - 2.0%
700	Trinity Industries, Inc.		24,857

	OIL & GAS - 3.1%
1,000	Parsley Energy, Inc. - Cl. A *		15,980
1,000	Rice Energy, Inc. *		21,760
			37,740
	PHARMACEUTICALS - 17.9%
140	Actavis PLC *		41,667
800	Akorn, Inc. *		38,008
400	Express Scripts Holding Co. *		34,708
400	Lannett Co., Inc. *		27,084
200	Perrigo Co. PLC		33,110
225	Valeant Pharmaceuticals International, Inc. *		44,690
			219,267
	RETAIL - 6.9%
200	O'Reilly Automotive, Inc. *		43,248
275	Ulta Salon Cosmetics & Fragrance, Inc. *		41,484
			84,732
	SEMICONDUCTORS - 12.3%
1,000	Micron Technology, Inc. *		27,130
450	NXP Semiconductors NV *		45,162
420	QUALCOMM, Inc.		29,123
500	Skyworks Solutions, Inc.		49,145
			150,560
CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	COMMON STOCK - 87.9% (Continued)
	TRANSPORTATION - 3.2%
500	Old Dominion Freight Line, Inc. *		$ 38,650

	TOTAL COMMON STOCK (Cost - $976,673)		1,074,800

	SHORT-TERM INVESTMENTS - 12.9%
158,166	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $158,166)		158,166

	TOTAL INVESTMENTS - 100.8% (Cost - $1,134,839) (a)		$ 1,232,966
	LIABILITIES LESS OTHER ASSETS - (0.8) %		(9,386)
	NET ASSETS - 100.0%		$ 1,223,580

ADR - American Depositary Receipt
PLC - Public Liability Company
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,134,839 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 149,959
		Unrealized depreciation:	(51,832)
		Net unrealized appreciation:	$ 98,127

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 6.4%
1,786	General Dynamics Corp.			$ 242,414
1,263	Lockheed Martin Corp.			256,338
				498,752
	AIRLINES - 6.5%
5,305	Delta Air Lines, Inc.			238,513
3,435	Spirit Airlines, Inc. *			265,732
				504,245
	APPAREL - 3.4%
3,623	Deckers Outdoor Corp. *			264,008

	AUTO PARTS & EQUIPMENT - 3.8%
2,418	WABCO Holdings, Inc. *			297,124

	BIOTECHNOLOGY - 3.2%
2,550	Gilead Sciences, Inc. *			250,231

	COMMERCIAL SERVICES - 6.7%
3,978	Deluxe Corp.			275,596
2,961	Gartner, Inc. *			248,280
				523,876
	COMPUTERS - 17.6%
2,217	Apple, Inc.			275,861
4,452	Cognizant Technology Solutions Corp. - Cl. A *			277,760
4,434	MAXIMUS, Inc.			296,014
5,344	Syntel, Inc. *			276,445
5,717	Teradata Corp. *			252,348
				1,378,428
	DISTRIBUTION/WHOLESALE - 2.6%
2,421	Fossil Group, Inc. *			199,611

	ELECTRONICS - 3.4%
7,105	Keysight Technologies, Inc. *			263,951

	FOOD - 2.3%
7,880	Pilgrim's Pride Corp.			178,009

	HEALTHCARE-PRODUCTS - 6.4%
1,423	CR Bard, Inc.			238,139
1,814	Edwards Lifesciences Corp. *			258,422
				496,561
	INTERNET - 6.4%
1,911	F5 Networks, Inc. *			219,650
4,246	VeriSign, Inc. *			284,355
				504,005
	MEDIA - 3.1%
2,896	DIRECTV *			246,450

	OIL & GAS - 4.2%
5,165	Valero Energy Corp.			328,597

	RETAIL - 13.3%
3,318	Bed Bath & Beyond, Inc. *			254,740
6,028	Best Buy Co., Inc.			227,798
3,524	Dollar Tree, Inc. *			285,955
4,318	Foot Locker, Inc.			272,034
				1,040,527
CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 98.7% (Continued)
	SEMICONDUCTORS - 2.7%
7,879	Micron Technology, Inc. *			$ 213,757

	SOFTWARE - 3.6%
7,215	Aspen Technology, Inc. *			277,705

	TELECOMMUNICATIONS - 3.1%
8,277	Ubiquiti Networks, Inc.			244,585

	TOTAL COMMON STOCK (Cost - $7,213,714)			7,710,422

Contracts		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.0% *
40	S & P 500 Index +	04/17/2015 - $2,045		68,800
40	S & P 500 Index +	04/17/2015 - $1,915		6,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $124,683)			75,300

Shares
	SHORT-TERM INVESTMENTS - 0.4%
32,926	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,926)			32,926

	TOTAL INVESTMENTS - 100.1% (Cost - $7,371,323) (a)			$ 7,818,648
	OTHER ASSETS LESS LIABILITIES - (0.1) %			(8,435)
	NET ASSETS - 100.0%			$ 7,810,213

Contracts
	PUT OPTIONS WRITTEN - (0.7) % *
80	S & P 500 Index	04/17/2015 - $1,995		58,000
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $115,917) (a)			$ 58,000

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
+ All or a portion of this security is segregated as collateral for options written.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put options written, is $7,255,406 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 732,771
			Unrealized depreciation:	(227,529)
			Net unrealized appreciation:	$ 505,242

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 7.8%
43,810	General Dynamics Corp.		$ 5,946,331
31,327	Lockheed Martin Corp.		6,358,128
			12,304,459
	BEVERAGES - 4.2%
83,683	Dr Pepper Snapple Group, Inc.		6,567,442

	COMMERCIAL SERVICES - 7.7%
72,382	Automatic Data Processing, Inc.		6,198,795
182,855	H&R Block, Inc.		5,864,160
			12,062,955
	COMPUTERS - 11.5%
54,569	Apple, Inc.		6,790,021
37,107	International Business Machines Corp.		5,955,674
147,841	NetApp, Inc.		5,242,442
			17,988,137
	HOUSEHOLD PRODUCTS/WARES - 4.1%
57,980	Clorox Co.		6,400,412

	MACHINERY-DIVERSIFIED - 7.7%
41,891	Cummins, Inc.		5,807,768
54,388	Rockwell Automation, Inc.		6,308,464
			12,116,232
	MISCELLANEOUS MANUFACTURING - 3.9%
36,905	3M Co.		6,087,480

	OIL & GAS - 9.1%
65,808	Marathon Petroleum Corp.		6,738,081
119,306	Valero Energy Corp.		7,590,248
			14,328,329
	RETAIL - 20.5%
156,020	Best Buy Co., Inc.		5,895,996
160,708	Coach, Inc.		6,658,132
107,629	Foot Locker, Inc.		6,780,627
142,995	Gap, Inc.		6,195,973
57,687	Home Depot, Inc.		6,553,820
			32,084,548
	SEMICONDUCTORS - 15.0%
168,193	Intel Corp.		5,259,395
131,773	Linear Technology Corp.		6,166,976
81,972	QUALCOMM, Inc.		5,683,939
112,477	Texas Instruments, Inc.		6,431,997
			23,542,307
	SOFTWARE - 3.4%
130,533	Microsoft Corp.		5,306,819

	TRANSPORTATION - 3.8%
82,142	CH Robinson Worldwide, Inc.		6,014,437

	TOTAL COMMON STOCK (Cost - $145,438,025)		154,803,557
CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares			Value
	SHORT-TERM INVESTMENTS - 1.4%
2,153,573	Fidelity Institutional Money Market Portfolio, Class I, 0.14% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,153,573)		$ 2,153,573

	TOTAL INVESTMENTS - 100.1% (Cost - $147,591,598) (a)		$ 156,957,130
	LIABILITIES LESS OTHER ASSETS - (0.1) %		(144,260)
	NET ASSETS - 100.0%		$ 156,812,870

* Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $151,842,407 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 12,433,217
		Unrealized depreciation:	(7,318,494)
		Net unrealized appreciation:	$ 5,114,723

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 12.7%
	ELECTRONICS - 2.5%
8,500	Magal Security Systems Ltd. *			$ 46,070

	INTERNET - 2.7%
735	Stamps.com, Inc. *			49,458

	PHARMACEUTICALS - 4.8%
5,375	Recro Pharma, Inc. *			48,751
7,825	Vascular Biogenics Ltd. *			40,690
				89,441
	RETAIL - 2.7%
1,400	Five Below, Inc. *			49,798

	TOTAL COMMON STOCK (Cost - $254,679)			234,767

	EXCHANGE TRADED FUNDS - 5.9%
	ASSET ALLOCATION FUND - 1.5%
313	ProShares UltraShort Yen *			27,829

	DEBT FUNDS - 4.4%
475	iShares 1-3 Year Treasury Bond ETF			40,318
295	iShares 10-20 Year Treasury Bond ETF			40,881
				81,199

	TOTAL EXCHANGE TRADED FUNDS (Cost - $107,560)			109,028

	MUTUAL FUNDS - 2.2%
	ASSET ALLOCATION FUND - 1.4%
2,436	Catalyst Hedged Futures Strategy Fund			25,995

	CLOSED-END FUNDS - 0.8%
884	Morgan Stanley Emerging Markets Debt Fund, Inc. ^			8,195
445	Pioneer Diversified High Income Trust ^			7,761
				15,956

	TOTAL MUTUAL FUNDS (Cost - $42,002)			41,951

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 0.6% *
	PUT OPTIONS PURCHASED - 0.3% *
11	CurrencyShares Japanese Yen Trust ^	01/15/2015 - $85.00		5,830
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,611)			5,830

	CALL OPTIONS PURCHASED - 0.3% *
5	ProShares Short VIX Short-Term Futures ETF ^	01/15/2016 - $77.00		4,975
	TOTAL CALL OPTIONS PURCHASED (Cost - $9,255)			4,975

	TOTAL OPTIONS PURCHASED (Cost - $15,866)			10,805

Shares
	SHORT-TERM INVESTMENTS - 76.1%
	MUTUAL FUND - 43.7%
808,974	Fidelity Institutional Money Market Portfolio, Class I, 0.14% (Cost - $808,974) **			808,974
CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Principal				Value
	SHORT-TERM INVESTMENTS - 76.1% (Continued)
	U.S. GOVERNMENT SECURITy - 32.4%
$600,000	United States Treasury Bill, 0.071%, Due 06/25/2015 ^ (Cost - $599,674)			$ 599,674

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,408,648)			1,408,648

	TOTAL INVESTMENTS - 97.5% (Cost - $1,828,755) (b)			$ 1,805,199
	OTHER ASSETS LESS LIABILITIES - 2.5%			45,632
	NET ASSETS - 100.0%			$ 1,850,831

Shares
	SECURITIES SOLD SHORT - (24.1) % *
	COMMON STOCK - (12.2) % *
	COMMERCIAL SERVICES - (2.2) %
2,200	Apollo Education Group, Inc.			41,624

	COMPUTERS - (2.1) %
600	SanDisk Corp.			38,172

	HOME BUILDERS - (2.4) %
2,100	Winnebago Industries, Inc.			44,646

	MACHINERY-DIVERSIFIED - (2.7) %
650	Lindsay Corp.			49,563

	PHARMACEUTICALS - (2.8) %
21,000	Lpath, Inc.			51,870

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $234,109)			225,875

	EXCHANGE TRADED FUNDS - (11.9) % *
	ASSET ALLOCATION FUNDS - (1.4) %
436	Direxion Daily Small Cap Bear 3X Shares			4,408
104	ProShares UltraShort Financials			5,195
228	ProShares UltraShort Russell2000			8,119
407	ProShares UltraShort S&P500			8,681
				26,403
	EQUITY FUNDS - (10.5) %
900	CurrencyShares Euro Trust			95,139
1,225	CurrencyShares Japanese Yen Trust			99,250
				194,389

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $224,902)			220,792

	TOTAL SECURITIES SOLD SHORT (Proceeds - $459,011) (b)			$ 446,667

Contracts (a)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.6) % *
85	ProShares Ultra VIX Short-Term Futures ETF	06/19/2015 - $30.00		9,690
10	ProShares Ultra VIX Short-Term Futures ETF	01/15/2016 - $200.00		680
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $16,906) (b)			$ 10,370

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
^ All or a portion of this security is segregated as collateral for options written and securities sold short.
(a) Each contract is equivalent to 100 shares.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and call options written, is $1,331,777 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 22,143
			Unrealized depreciation:	(26,819)
			Net unrealized appreciation:	$ 16,385

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 96.9%
	AEROSPACE/DEFENSE - 2.9%
168,000	Kratos Defense & Security Solutions, Inc. *			$ 929,040

	AGRICULTURE - 6.5%
78,000	GrainCorp Ltd.			560,394
7,500	Imperial Tobacco Group PLC - ADR			659,700
29,000	Swedish Match AB			852,358
				2,072,452
	AUTO MANUFACTURERS - 1.5%
28,500	Ford Motor Co.			459,990

	BEVERAGES - 2.4%
10,300	Molson Coors Brewing Co. (a)			766,835

	CLOSED-END FUNDS - 1.0%
25,250	Central Fund of Canada Ltd.			301,233

	CHEMICALS - 2.5%
25,000	Potash Corp. of Saskatchewan, Inc. (a)			806,250

	COMMERCIAL SERVICES - 1.6%
410,000	Bangkok Expressway PCL			491,244

	COMPUTERS - 3.0%
7,200	Brocade Communications Systems, Inc. (a)			85,428
24,500	VeriFone Systems, Inc. * (a)			854,805
				940,233
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
57,228	JSE Ltd.			581,349

	ELECTRIC - 2.8%
5,000	GDF Suez - ADR			99,075
39,280	GDF Suez			776,302
				875,377
	FOOD - 14.0%
25,000	Campbell Soup Co.			1,163,750
7,000	Ingredion, Inc.			544,740
12,550	Nestle SA - ADR			944,018
120,000	Orkla ASA			907,275
28,307	Snyder's-Lance, Inc.			904,692
				4,464,475
	HOUSEHOLD PRODUCTS/WARES - 1.7%
32,000	Reckitt Benckiser Group PLC - ADR			547,520

	INTERNET - 6.9%
18,000	AOL, Inc. * (a)			712,980
21,900	Symantec Corp.			511,694
249,862	TeleCommunication Systems, Inc. - Cl. A *			956,971
				2,181,645
	INVESTMENT COMPANIES - 2.3%
16,000	EXOR SpA			726,576
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	COMMON STOCK - 96.9% (Continued)
	MEDIA - 5.0%
22,000	Discovery Communications, Inc. *			$ 648,450
68,526	Societe d'Edition de Canal +			458,423
20,000	Vivendi SA			496,633
				1,603,506
	OIL & GAS - 7.4%
20,000	BP PLC - ADR			782,200
15,500	Royal Dutch Shell PLC - ADR			924,575
13,000	TOTAL SA - ADR			645,580
				2,352,355
	PHARMACEUTICALS - 10.0%
8,500	Johnson & Johnson			855,100
11,500	Novartis AG - ADR			1,134,015
24,400	Sanofi - ADR			1,206,336
				3,195,451
	RETAIL - 6.5%
19,600	Bob Evans Farms, Inc.			906,696
107,400	Wendy's Co. (a)			1,170,660
				2,077,356
	SOFTWARE - 5.2%
22,000	Microsoft Corp. (a)			894,410
97,500	Seachange International, Inc. * (a)			765,375
				1,659,785
	TELECOMMUNICATIONS - 8.0%
20,000	Cisco Systems, Inc.			550,500
68,000	Orange SA - ADR			1,088,680
28,000	Vodafone Group PLC - ADR			915,040
				2,554,220
	TRANSPORTATION - 1.8%
1,755,700	BTS Rail Mass Transit Growth Infrastructure Fund			560,961

	WATER - 2.1%
39,400	Suez Environnement Co.			677,981

	TOTAL COMMON STOCK (Cost - $29,944,807)			30,825,834

	SHORT-TERM INVESTMENTS - 2.9%
943,134	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $943,134)			943,134

	TOTAL INVESTMENTS - 99.8% (Cost - $30,887,941) (c)			$ 31,768,968
	OTHER ASSETS LESS LIABILITIES - 0.2%			51,386
	NET ASSETS - 100.0%			$ 31,820,354

Contracts (b)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.4) % *
80	AOL, Inc.	01/15/2016 - $50.00		11,600
72	Brocade Comms. Systems, Inc.	04/17/2015 - $10.00		14,256
100	Microsoft Corp.	01/15/2016 - $47.00		8,300
40	Molson Coors Brewing Co.	01/15/2016 - $80.00		23,200
90	Potash Corp. Saskatchewan, Inc.	01/15/2016 - $37.00		7,830
200	SeaChange International, Inc.	04/17/2015 - $7.50		11,000
80	VeriFone Systems, Inc.	01/15/2016 - $40.00		16,200
224	Wendy's Co.	01/15/2016 - $10.00		34,720
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $170,369) (c)			$ 127,106
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
(a) All or a portion of this security is segregated as collateral for call options written.
(b) One contract is equivalent to 100 shares of common stock.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $30,735,585 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ 2,549,259
			Unrealized depreciation:	(1,642,982)
			Net unrealized appreciation:	$ 906,277

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares					Value
	COMMON STOCK - 60.5%
	AEROSPACE/DEFENSE - 0.5%
17,000	Kratos Defense & Security Solutions, Inc. *				$ 94,010

	AGRICULTURE - 3.1%
4,300	Imperial Tobacco Group PLC - ADR				378,228
7,500	Swedish Match AB				220,437
					598,665
	AUTO MANUFACTURERS - 1.8%
21,000	Ford Motor Co.				338,940

	BEVERAGES - 2.7%
7,000	Molson Coors Brewing Co.				521,150

	CHEMICALS - 1.8%
11,000	Potash Corp. of Saskatchewan, Inc.				354,750

	CLOSED-END FUNDS - 0.5%
7,500	Central Fund of Canada Ltd.				89,475

	COMMERCIAL SERVICES - 0.9%
149,900	Bangkok Expressway PCL				179,604

	COMPUTERS - 3.4%
10,000	Brocade Communications Systems, Inc. (a)				118,650
15,600	VeriFone Systems, Inc. * (a)				544,284
					662,934
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
37,010	JSE Ltd.				375,965

	ELECTRIC - 0.8%
7,650	GDF Suez				151,189

	FOOD - 8.8%
8,150	AGT Food & Ingredients, Inc.				174,266
4,500	Campbell Soup Co.				209,475
7,000	Ingredion, Inc.				544,740
52,000	Orkla ASA				393,153
11,564	Snyder's-Lance, Inc.				369,585
					1,691,219
	HOUSEHOLD PRODUCTS/WARES - 1.5%
17,000	Reckitt Benckiser Group PLC - ADR				290,870

	INTERNET - 1.7%
86,000	TeleCommunication Systems, Inc. - Cl. A *				329,380

	INVESTMENT COMPANIES - 1.4%
6,000	EXOR SpA				272,466

	MEDIA - 5.1%
13,000	Discovery Communications, Inc. * (a)				383,175
42,000	Societe d'Edition de Canal +				280,971
12,800	Vivendi SA				317,845
					981,991
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares					Value
	COMMON STOCK - 60.5% (Continued)
	OIL & GAS - 3.5%
5,500	BP PLC - ADR				$ 215,105
6,000	Royal Dutch Shell PLC - ADR				357,900
2,000	TOTAL SA - ADR				99,320
					672,325
	PHARMACEUTICALS - 7.7%
4,400	Johnson & Johnson				442,640
4,725	Novartis AG - ADR				465,932
11,500	Sanofi - ADR				568,560
					1,477,132
	RETAIL - 5.8%
5,000	Bob Evans Farms, Inc.				231,300
82,200	Wendy's Co. (a)				895,980
					1,127,280
	SOFTWARE - 0.8%
20,100	SeaChange International, Inc. *				157,785

	TELECOMMUNICATIONS - 5.6%
14,500	Cisco Systems, Inc.				399,113
27,500	Orange SA - ADR				440,275
7,090	Vodafone Group PLC - ADR				231,701
					1,071,089
	WATER - 1.1%
12,485	Suez Environnement Co.				214,837

	TOTAL COMMON STOCK (Cost - $10,419,770)				11,653,056

Principal		Coupon Rate (%)	Maturity
	CORPOATE BONDS - 37.4%
	AEROSPACE/DEFENSE - 1.7%
$300,000	Embraer Overseas Ltd.	6.3750	1/24/2017		320,100

	BEVERAGES - 1.7%
289,000	Constellation Brands, Inc.	7.2500	5/15/2017		318,984

	BUILDING MATERIALS - 1.9%
348,000	Lafarge SA	6.5000	7/15/2016		368,010

	COAL - 3.5%
624,000	Peabody Energy Corp.	7.3750	11/1/2016		675,480

	COMMERCIAL SERVICES - 0.5%
100,000	RR Donnelley & Sons Co.	6.1250	1/15/2017		105,750

	COMPUTERS - 4.0%
500,000	Dell, Inc.	3.1000	4/1/2016		504,375
250,000	Unisys Corp.	6.2500	8/15/2017		264,375
					768,750
	DIVERSIFIED FINANCIAL SERVICES - 9.8%
419,000	Aircastle Ltd.	6.7500	4/15/2017		452,520
350,000	Ally Financial, Inc.	3.5000	7/18/2016		354,375
125,000	Ally Financial, Inc.	5.5000	2/15/2017		130,000
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Principal		Coupon Rate (%)	Maturity		Value
	CORPOATE BONDS - 37.4% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 9.8% (Continued)
$100,000	International Lease Finance Corp.	5.7500	5/15/2016		$ 103,950
206,000	International Lease Finance Corp.	8.7500	3/15/2017		227,630
250,000	Springleaf Finance Corp.	5.4000	12/1/2015		254,400
356,000	Springleaf Finance Corp.	5.7500	9/15/2016		369,350
					1,892,225
	FOOD - 0.6%
100,000	Dean Holding Co.	6.9000	10/15/2017		106,000

	HEALTHCARE-SERVICES - 0.5%
101,000	HCA, Inc.	7.1900	11/15/2015		104,208

	HOME BUILDERS - 2.7%
410,000	K Hovnanian Enterprises, Inc.	11.8750	10/15/2015		426,400
100,000	Lennar Corp.	5.6000	5/31/2015		100,250
					526,650
	IRON/STEEL - 2.1%
70,000	ArcelorMittal	4.5000	3/1/2016		71,407
324,000	United States Steel Corp.	6.0500	6/1/2017		337,770
					409,177
	LODGING - 2.0%
121,000	MGM Resorts International	6.6250	7/15/2015		122,210
258,000	MGM Resorts International	6.8750	4/1/2016		268,320
					390,530
	MACHINERY-DIVERSIFIED - 1.6%
300,000	CNH Industrial Capital LLC	3.8750	11/1/2015		302,250

	MEDIA - 0.6%
110,000	DISH DBS Corp.	7.7500	5/31/2015		110,825

	OIL & GAS - 1.0%
192,000	Petrobras Global Finance BV	3.8750	1/27/2016		188,329

	PIPELINES - 0.7%
125,000	Kinder Morgan, Inc.	7.0000	6/15/2017		137,880

	TELECOMMUNICATIONS - 2.5%
320,000	Sprint Communications, Inc.	6.0000	12/1/2016		334,080
147,000	Telecom Italia Capital SA	5.2500	10/1/2015		149,270
					483,350

	TOTAL CORPORATE BONDS (Cost - $7,205,700)				7,208,498

Shares
	SHORT-TERM INVESTMENTS - 1.8%
353,352	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $353,352)				353,352

	TOTAL INVESTMENTS - 99.7% (Cost - $17,978,822) (c)				$ 19,214,906
	OTHER ASSETS LESS LIABILITIES - 0.3%				54,144
	NET ASSETS - 100.0%				$ 19,269,050
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts (b)		Expiration Date - Exercise Price			Value
	CALL OPTIONS WRITTEN - (0.4) %
100	Brocade Comms. Systems, Inc.	04/17/2015 - $10.00			$ 19,800
100	Discovery Communications, Inc.	09/18/2015 - $35.00			7,500
80	VeriFone Systems, Inc.	01/15/2016 - $35.00			30,400
150	Wendy's Co.	01/15/2016 - $10.00			23,250
	TOTAL CALL OPTIONS WRITTEN (Premiums recevied - $77,174) (c)				$ 80,950

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Liability Company
(a) All or a portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $17,902,074 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 1,736,536
				Unrealized depreciation:	(504,654)
				Net unrealized appreciation:	$ 1,231,882

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares			Value
	COMMON STOCK - 99.1%
	GAS - 0.9%
803	Western Gas Equity Partners LP		$ 48,180

	MINING - 4.0%
5,734	US Silica Holdings, Inc.		204,188

	OIL & GAS - 6.3%
2,395	Phillips 66		188,247
801	Tesoro Corp.		73,123
938	Valero Energy Corp.		59,676
			321,046
	OIL & GAS SERVICES - 12.2%
5,076	Targa Resources Corp.		486,230
22,598	TETRA Technologies, Inc. *		139,656
			625,886
	PIPELINES - 75.7%
1,282	Buckeye Partners LP		96,817
4,152	Enbridge, Inc.		201,372
3,476	Energy Transfer Equity LP		220,239
14,158	EnLink Midstream LLC		460,701
3,155	Enterprise Products Partners LP		103,894
5,189	Kinder Morgan, Inc.		218,249
1,738	Magellan Midstream Partners LP		133,322
2,948	MarkWest Energy Partners LP		194,863
10,505	NuStar GP Holdings LLC		371,877
4,899	ONEOK, Inc.		236,328
16,957	Plains GP Holdings LP		481,070
2,851	SemGroup Corp.		231,900
6,156	Spectra Energy Corp.		222,663
5,082	TransCanada Corp.		217,103
9,952	Williams Cos.., Inc.		503,472
			3,893,870

	TOTAL COMMON STOCK (Cost - $4,978,826)		5,093,170

	SHORT-TERM INVESTMENTS - 1.0%
53,661	Federated US Treasury Cash Reserves, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,661)		53,661

	TOTAL INVESTMENTS - 100.1% (Cost - $5,032,487) (a)		$ 5,146,831
	OTHER ASSETS LESS LIABILITIES - (0.1) %		(5,373)
	NET ASSETS - 100.0%		$ 5,141,458

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
LLC - Limited Liability Company
LP - Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $5,032,487 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 177,362
		Unrealized depreciation:	(63,018)
		Net unrealized appreciation:	$ 114,344

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Principal		Coupon Rate (%)		Maturity		Value
	CORPORATE BONDS - 14.9%
	BUILDING MATERIALS - 0.3%
$ 250,000	NWH Escrow Corp. #	7.500		8/1/2021		$ 235,000

	COMMERCIAL SERVICES - 1.1%
750,000	Cenveo Corp. #	6.000		8/1/2019		703,125

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
250,000	Aston Escrow Corp. #	9.500		8/15/2021		175,000
750,000	Fly Leasing Ltd.	6.375		10/15/2021		742,500
						917,500
	ELECTRIC - 1.9%
500,000	Illinois Power Generating Co.	7.000		4/15/2018		460,000
750,000	NRG Energy, Inc.	6.250		7/15/2022		770,625
						1,230,625
	HOLDING COMPANIES-DIVERSIFIED - 1.3%
500,000	HRG Group, Inc. #	7.750		1/15/2022		497,500
375,000	Stena AB #	7.000		2/1/2024		363,750
						861,250
	HOUSEHOLD PRODUCTS/WARES - 1.2%
750,000	Armored Autogroup, Inc.	9.250		11/1/2018		767,813

	IRON/STEEL - 0.6%
490,000	Essar Steel Algoma, Inc. #	9.500		11/15/2019		425,075

	MISCELLANEOUS MANUFACTURING - 0.4%
250,000	Jac Holding Corp. #	11.500		10/1/2019		256,875

	OIL & GAS - 0.4%
500,000	Ocean Rig UDW, Inc. #	7.250		4/1/2019		290,000

	OIL & GAS SERVICES - 0.3%
250,000	McDermott International, Inc. #	8.000		5/1/2021		193,750

	PIPELINES - 1.8%
500,000	Niska Gas Storage Canada ULC	6.500		4/1/2019		371,250
750,000	Rockies Express Pipeline LLC #	6.000		1/15/2019		795,937
						1,167,187
	RETAIL - 1.9%
250,000	JC Penney Corp., Inc.	5.750		2/15/2018		236,250
500,000	JC Penney Corp., Inc.	8.125		10/1/2019		490,000
500,000	Ruby Tuesday, Inc.	7.625		5/15/2020		507,500
						1,233,750
	TELECOMMUNICATIONS - 1.9%
500,000	Avaya, Inc. #	7.000		4/1/2019		496,250
250,000	Frontier Communications Corp.	6.875		1/15/2025		247,500
500,000	Sprint Communications, Inc.	6.000		11/15/2022		475,000
						1,218,750
	TRANSPORTATION - 0.4%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022		242,500

	TOTAL CORPORATE BONDS (Cost - $10,239,789)					9,743,200
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Par Value		Coupon Rate (%)		Maturity		Value
	COLLATERALIZED LOAN OBLIGATIONS - 3.4%
$ 500,000	Arrowpoint CLO 2014-3 Ltd. #	7.585		10/15/2026		$ 497,500
1,000,000	BlueMountain CLO 2012-1 Ltd. #	5.757		7/20/2023		983,750
250,000	Longfellow Place CLO Ltd. #	6.003		1/15/2024		235,000
500,000	Sound Point CLO I Ltd. #	6.257		10/20/2023		490,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $10,239,789)					2,206,250

	BANK LOANS - 81.0%
	ADVERTISING - 3.9%
1,241,204	Affinion Group, Inc.	6.750	*	4/30/2018		1,180,385
250,000	Checkout Holding Corp. (Catalina Marketing)	7.750	*	4/1/2021		194,375
497,500	Checkout Holding Corp. (Catalina Marketing)	4.500	*	4/9/2021		436,141
748,125	Visant Holding Corp.	7.000	*	9/23/2021		752,565
						2,563,466
	AEROSPACE/DEFENSE- 0.8%
494,955	Tasc, Inc.	7.000	*	5/12/2020		503,617

	AUTO PARTS & EQUIPMENT - 2.3%
997,500	Key Safety Systems	4.750	*	8/31/2021		1,003,425
497,500	TI Group Automotive Systems, LLC	4.250	*	7/1/2021		498,122
						1,501,547
	BUILDING MATERIALS - 1.1%
750,000	Hanson Building Products	6.500	*	3/4/2022		750,004

	CHEMICALS - 0.8%
498,750	Emerald Performance Materials LLC	4.500	*	7/23/2021		499,842

	COAL - 1.2%
994,910	Arch Coal, Inc.	6.250	*	5/14/2018		772,299

	COMMERCIAL SERVICES - 7.0%
950,000	Academi Holdings LLC, ERSM (International) Ltd	6.250	*	7/25/2019		945,250
494,587	CHG Healthcare Services, Inc.	4.250	*	11/19/2019		496,813
481,250	Harland Clarke Holdings (Valassis)	7.000	*	4/26/2018		485,613
500,000	HealthPort CT Technologies Intermediate Holdings, Inc.	6.000	*	12/1/2021		505,000
748,125	Novitex Acquisition, LLC	7.500	*	7/7/2020		712,589
498,750	Onsite Rental Group	5.500	*	7/30/2021		488,725
433,914	Transaction Network Services	5.000	*	2/14/2020		434,999
498,750	Vestcom International	5.250	*	9/9/2021		499,997
						4,568,986
	COMPUTERS - 1.3%
987,488	Sungard Availability Services Capital, Inc.	6.000	*	3/31/2019		873,926

	DIVERSIFIED FINANCIAL SERVICES - 6.5%
481,250	Avast Software, LLC (Sybil Software)	4.750	*	3/18/2020		484,159
475,931	BATS Global Market, Inc.	5.750	*	1/17/2020		480,690
750,000	DTZ	5.500	*	10/28/2021		755,936
750,000	Novolex / Hilex Poly	6.000	*	12/9/2021		757,500
746,222	Sabre GLBL, Inc.	4.500	*	2/19/2019		747,621
500,000	Siemens Audiology Solutions	5.500	*	12/10/2021		507,033
500,000	Tecomet, Inc.	5.750	*	12/6/2021		490,000
						4,222,939
	ELECTRONICS - 0.7%
495,003	Lonestar Generation LLC (fka Viva Alamo LLC)	5.250	*	2/22/2021		491,290

	ELECTRONICS - 1.5%
487,500	Isola USA Corp.	9.250	*	12/17/2018		478,969
498,750	Orbotech, Inc.	5.000	*	8/7/2020		496,256
						975,225
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Par Value		Coupon Rate (%)		Maturity		Value
	BANK LOANS - 81.0% (Continued)
	ENTERTAINMENT - 2.3%
$496,256	NEP/NCP HoldCo, Inc.	4.250	*	1/22/2020		$ 485,090
1,000,000	Scientific Games International, Inc.	6.000	*	10/1/2021		1,003,680
						1,488,770
	FOOD - 2.1%
1,380,000	Albertson's LLC	5.500	*	8/25/2021		1,393,441

	GAS - 1.9%
750,000	Wayne Fueling Systems (aka Alfred)	4.750	*	6/18/2021		750,705
500,000	Wayne Fueling Systems (aka Alfred)	8.500	*	6/17/2022		490,000
						1,240,705
	HEALTH-CARE PRODUCTS - 0.8%
497,500	Phillips Medsize (Phillips Plastics Corporation)	4.750	*	6/16/2021		498,535

	HEALTH-CARE SERVICES - 3.3%
887,456	Drumm Investors LLC	6.750	*	5/4/2018		899,108
492,443	LifeCare Holdings, Inc.	6.500	*	10/25/2019		488,750
746,250	National Mentor Holdings, Inc.	4.250	*	1/31/2021		747,090
						2,134,948
	HOLDING COMPANIES-DIVERSIFIED - 1.5%
997,500	Travelport LLC	5.750	*	8/13/2021		1,008,273

	HOUSEHOLD PRODUCTS/WARES - 2.6%
740,625	Dell International LLC	4.500	*	4/29/2020		746,576
1,000,000	Sun Products (aka Huish Detergents, Inc,)	5.500	*	3/23/2020		969,625
						1,716,201
	INSURANCE - 2.3%
493,712	AmWINS Group, Inc.	5.250	*	9/6/2019		499,266
989,991	Asurion, LLC	5.000	*	5/24/2019		994,184
						1,493,450
	INTERNET - 0.8%
493,750	EIG Investors Corp. (Endurance International)	5.000	*	11/9/2019		496,530

	IRON/STEEL - 1.5%
996,250	Essar Steel Algoma, Inc.	7.500	*	3/7/2018		956,400

	LODGING - 2.5%
496,253	Caesars Entertainment Operating Co., Inc.	9.750	*	3/1/2017		454,622
495,000	Caesars Entertainment Resort Properties, LLC (Harrah's)	7.000	*	10/9/2020		469,631
454,632	CityCenter Holdings	4.250	*	10/9/2020		456,849
247,500	Intrawest Resorts Holdings	5.500	*	12/9/2020		249,627
						1,630,729
	MACHINERY-DIVERSIFIED - 1.4%
992,462	Gardner Denver, Inc.	4.250	*	7/30/2020		943,554

	MEDIA - 4.8%
993,750	ALM Media	5.500	*	7/29/2020		976,359
500,000	Clear Channel Communications, Inc.	6.922	*	1/22/2019		476,423
961,417	Clear Channel Communications, Inc.	7.672	*	7/30/2019		928,503
745,591	Media General Financial Services, Inc.	4.250	*	7/3/2020		750,064
						3,131,349
	MISCELLANEOUS MANUFACTURING - 0.8%
497,500	STS Operating, Inc. (Sunsource)	4.750	*	2/21/2021		493,769
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Par Value		Coupon Rate (%)		Maturity		Value
	BANK LOANS - 81.0% (Continued)
	OIL & GAS - 3.3%
$497,500	Connacher Oil and Gas	7.000	*	5/23/2018		$ 440,288
995,000	Energy & Exploration Partners	7.750	*	1/15/2019		827,343
498,747	Ocean Rig UDW	5.500	*	7/16/2021		417,700
500,000	Tenaska TPF II	5.500	*	10/2/2021		506,875
						2,192,206
	OIL & GAS SERVICES - 1.3%
495,000	FR Dixie Acquisition Corp.	5.750	*	12/18/2020		411,469
500,000	McDermott International	5.250	*	4/10/2019		465,625
						877,094
	RETAIL - 4.5%
1,000,000	David's Bridal, Inc.	5.250	*	10/11/2019		973,250
250,000	Dollar Tree	4.250	*	2/6/2022		252,934
1,734,369	Neiman Marcus (fka Mariposa Merger)	4.250	*	10/25/2020		1,731,117
						2,957,301
	SEMICONDUCTORS - 1.1%
748,106	Freescale Semiconductor, Inc.	5.000	*	1/15/2021		752,834

	SOFTWARE - 6.5%
1,496,085	BMC Software Finance, Inc.	5.000	*	9/10/2020		1,466,866
500,000	First Data Corporation	4.174	*	3/24/2021		502,240
750,000	Presidio, Inc.	6.250	*	1/26/2022		749,062
500,000	Riverbed Technologies	6.000	*	2/25/2022		505,500
529,396	RP Crown Parent, LLC (RedPrairie)	6.000	*	12/21/2018		522,392
487,500	Serena Software, Inc. (Spartacus Merger)	7.500	*	4/14/2020		489,406
						4,235,466
	TELECOMMUNICATIONS - 4.8%
1,378,033	Avaya, Inc.	6.500	*	3/31/2018		1,376,890
485,764	Birch Communications	7.750	*	7/8/2020		483,335
245,625	FairPoint Communications, Inc.	7.500	*	2/11/2019		250,436
500,000	Level 3 Communications, Inc.	4.000	*	1/15/2020		501,772
500,000	Level 3 Communications, Inc.	4.500	*	1/31/2022		503,360
						3,115,793
	TRANSPORTATION - 3.8%
987,500	Blue Bird Body Company	6.500	*	6/27/2020		988,734
500,000	United Air Lines, Inc. and Continental Airlines, Inc.	3.750	*	9/15/2021		503,000
993,741	YRC Worldwide, Inc.	8.250	*	2/13/2019		984,737
						2,476,471

	TOTAL BANK LOANS (Cost - $53,590,358)					52,956,960

Shares
	SHORT-TERM INVESTMENTS - 1.3%
863,197	Fidelity Institutional Money Market Portfolio, Class I, 0.14%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $863,197)					$ 863,197

	TOTAL INVESTMENTS - 100.6% (Cost - $66,916,119) (a)					$ 65,769,607
	LIABILITIES LESS OTHER ASSETS - (0.6) %					(398,618)
	NET ASSETS - 100.0%					$ 65,370,989

* Floating Rate, rate shown represents the rate at March 31, 2015.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $6,881,012 or 10.5% of net assets.
LLC - Limited Liability Company
ULC - Unlimited Liability Corporation
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $66,920,827 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation:	$ 555,710
					Unrealized depreciation:	(1,706,930)
					Net unrealized depreciation:	$ (1,151,220)

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	EXCHANGE TRADED FUNDS - 49.5%
	DEBT FUNDS - 42.8%
5,500	PowerShares Senior Loan Portfolio			$ 132,495
300	ProShares UltraShort 20+ Year Treasury *			12,561
5,000	SPDR Barclays High Yield Bond ETF			196,100
				341,156
	EQUITY FUNDS - 6.7%
2,500	ProShares Short Russell 2000 *			36,700
800	ProShares UltraShort S & P 500 *			17,064
				53,764

	TOTAL EXCHANGE TRADED FUNDS (Cost - $400,772)			394,920

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 41.6%
	AIRLINES - 8.7%
$25,000	Air Canada 2015-1 Class C Pass Through Trust #	5.0000	3/15/2020	24,990
25,000	American Airlines Group, Inc. #	4.6250	3/1/2020	24,484
20,000	United Continental Holdings, Inc.	6.0000	7/15/2026	20,000
				69,474
	BANKS - 2.5%
20,000	Citigroup, Inc.	1.8000	2/5/2018	20,042

	COMMERCIAL SERVICES - 3.2%
27,000	Cenveo Corp. #	6.0000	8/1/2019	25,313

	DIVERSIFIED FINANCIAL SERVICES - 6.2%
50,000	Fly Leasing Ltd.	6.3750	10/15/2021	49,500

	INTERNET - 3.2%
25,000	Netflix, Inc. #	5.5000	2/15/2022	25,563

	IRON/STEEL - 2.7%
25,000	Essar Steel Algoma, Inc. #	9.5000	11/15/2019	21,688

	MEDIA - 1.9%
15,000	iHeartCommunications, Inc. #	10.6250	3/15/2023	15,000

	MINING - 3.0%
25,000	Barminco Finance Pty Ltd. #	9.0000	6/1/2018	24,219

	OIL & GAS - 2.8%
25,000	Penn Virginia Corp.	7.2500	4/15/2019	22,625

	PHARMACEUTICALS - 3.2%
25,000	VRX Escrow Corp. #	5.3750	3/15/2020	25,219

	RETAIL - 3.1%
26,000	JC Penney Corp., Inc.	5.7500	2/15/2018	24,570

	TELECOMMUNICATIONS - 1.1%
10,000	Avaya, Inc. #	10.5000	3/1/2021	8,500

	TOTAL CORPORATE BONDS (Cost - $335,292)			331,713
CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares				Value
	SHORT-TERM INVESTMENTS - 21.1%
168,376	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $168,376)			$ 168,376

	TOTAL INVESTMENTS - 112.2% (Cost - $904,440) (a)			$ 895,009
	LIABILITIES LESS OTHER ASSETS - (12.2) %			(97,405)
	NET ASSETS - 100.0%			$ 797,604

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2015, these securities amounted to $194,974 or 24.4% of net assets.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $904,440 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 1,782
		Unrealized depreciation:		(11,213)
		Net unrealized depreciation:		$ (9,431)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares				Value
	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts, Inc. *^#			$ -
	TOTAL COMMON STOCK (Cost - $613,544)			-

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 4.7%
	BIOTECHNOLOGY - 4.7%
$1,928,000	PDL BioPharma, Inc.	4.000	2/1/2018	1,844,855

	SEMICONDUCTORS- 0.0%
8,669,000	Energy Conversion Devices, Inc. ^+#			-

	TOTAL CONVERTIBLE BONDS (Cost - $4,740,954)			1,844,855

	CORPORATE BONDS - 92.4%
	AUTO PARTS & EQUIPMENT - 4.6%
2,110,000	Titan International, Inc.	6.875	10/1/2020	1,827,787

	COAL - 7.2%
4,597,000	Alpha Natural Resources, Inc.	9.750	4/15/2018	1,884,770
4,069,000	Arch Coal, Inc.	7.000	6/15/2019	956,215
				2,840,985
	COSMETICS/PERSONAL CARE - 4.8%
2,129,000	Elizabeth Arden, Inc.	7.375	3/15/2021	1,873,520

	ELECTRIC - 10.1%
1,975,000	Atlantic Power Corp.	9.000	11/15/2018	2,039,187
2,020,000	GenOn Americas Generation LLC	8.500	10/1/2021	1,919,000
				3,958,187
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.3%
1,412,000	General Cable Corp.	5.750	10/1/2022	1,313,160

	LODGING - 5.0%
2,440,000	Caesars Entertainment Operating Co., Inc.	11.250	6/1/2017	1,769,000
153,000	MGM Resorts International	11.375	3/1/2018	184,748
				1,953,748
	MINING - 18.3%
2,003,000	Coeur Mining, Inc.	7.875	2/1/2021	1,707,558
2,140,000	Hecla Mining Co.	6.875	5/1/2021	1,893,900
1,780,000	HudBay Minerals, Inc.	9.500	10/1/2020	1,851,200
3,376,000	Molycorp, Inc.	10.000	6/1/2020	1,730,200
				7,182,858
	OIL & GAS - 14.4%
2,216,000	Northern Oil and Gas, Inc.	8.000	6/1/2020	1,966,700
2,360,000	Penn Virginia Corp.	7.250	4/15/2019	2,135,800
2,552,000	SandRidge Energy, Inc.	8.125	10/15/2022	1,565,652
				5,668,152
	OIL & GAS SERVICES - 4.8%
2,784,000	Forbes Energy Services Ltd.	9.000	6/15/2019	1,893,120

	RETAIL - 4.8%
1,831,000	Cash America International, Inc.	5.750	5/15/2018	1,904,240

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Principal				Value
	CORPORATE BONDS - 92.4% (Continued)
	SEMICONDUCTORS - 4.7%
$1,933,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	$ 1,850,848

	TELECOMMUNICATIONS - 10.4%
2,064,000	EarthLink Holdings Corp.	7.375	6/1/2020	2,115,600
1,900,000	Sprint Capital Corp.	8.750	3/15/2032	1,961,750
				4,077,350

	TOTAL CORPORATE BONDS (Cost - $45,446,939)			36,343,955

	TOTAL INVESTMENTS - 97.1% (Cost - $50,801,437) (a)			$ 38,188,810
	OTHER ASSETS LESS LIABILITIES - 2.9%			1,130,419
	NET ASSETS - 100.0%			$ 39,319,229

LLC - Limited Liability Company
* Non-income producing security
^ The security is illiquid; the security represents 0.00% of net assets.
+ Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $50,791,640 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 114,337
		Unrealized depreciation:		(12,717,167)
		Net unrealized depreciation:		$ (12,602,830)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares					Value
	COMMON STOCK - 51.5%
	INVESTMENT COMPANIES - 23.0%
107,400	American Capital Ltd. *				$ 1,588,446
123,463	Apollo Investment Corp.				947,578
108,000	Fifth Street Finance Corp.				788,400
23,756	Oaktree Capital Group LLC				1,227,235
116,675	PennantPark Investment Corp.				1,055,909
126,900	Prospect Capital Corp.				1,072,305
64,700	Solar Capital Ltd.				1,309,528
					7,989,401
	LODGING - 0.0%
121	Trump Entertainment Resorts, Inc. *^#				-

	PRIVATE EQUITY - 19.2%
106,900	Apollo Global Management LLC - Cl. A				2,309,040
45,211	Blackstone Group LP				1,758,256
113,000	KKR & Co. LP - Miscellaneous				2,577,530
					6,644,826
	REITS - 5.2%
68,300	Equity Commonwealth *				1,813,365

	RETAIL - 3.0%
112,900	Ezcorp, Inc. *(b)				1,030,777

	TOYS/GAMES/HOBBIES - 1.1%
170,000	LeapFrog Enterprises, Inc. - Cl. A *				370,600

	TOTAL COMMON STOCK (Cost - $19,937,893)				17,848,969

	EXCHANGE TRADED FUNDS - 5.1%
	EQUITY FUND - 5.1%
150,300	iShares Mortgage Real Estate Capped ETF				1,757,007
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,855,465)				1,757,007

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 5.7%
	BIOTECHNOLOGY - 5.7%
$2,068,000	PDL BioPharma, Inc. *	4.000	2/1/2018		1,978,818

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. +^#				-

	TOTAL CONVERTIBLE BONDS (Cost - $3,934,600)				1,978,818

	CORPORATE BONDS - 36.5%
	AUTO PARTS & EQUIPMENT - 3.0%
1,209,000	Titan International, Inc.	6.875	10/1/2020		1,047,296

	COAL - 2.3%
190,000	Alpha Natural Resources, Inc.	9.750	4/15/2018		77,900
3,012,000	Arch Coal, Inc.	7.000	6/15/2019		707,820
					785,720
	COSMETICS/PERSONAL CARE - 4.7%
1,856,000	Elizabeth Arden, Inc.	7.375	3/15/2021		1,633,280
CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Principal					Value
	CORPORATE BONDS - 36.5% (Continued)
	LODGING - 3.9%
$1,882,000	Caesars Entertainment Operating Co., Inc.	11.250	6/1/2017		$ 1,364,450

	MINING - 3.5%
2,395,000	Molycorp, Inc.	10.000	6/1/2020		1,227,437

	OIL & GAS - 5.9%
694,000	Penn Virginia Corp.	7.250	4/15/2019		628,070
2,293,000	SandRidge Energy, Inc.	8.125	10/15/2022		1,406,755
					2,034,825
	OIL & GAS SERVICES - 4.5%
2,291,000	Forbes Energy Services Ltd.	9.000	6/15/2019		1,557,880

	SEMICONDUCTORS - 3.5%
1,249,000	Advanced Micro Devices, Inc.	7.500	5/1/2022		1,195,918

	TELECOMMUNICATIONS - 5.2%
1,733,000	Sprint Capital Corp.	8.750	3/15/2032		1,789,323

	TOTAL CORPORATE BONDS (Cost - $17,534,739)				12,636,129

Shares
	SHORT-TERM INVESTMENTS - 0.0%
17,467	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,467)				17,467

	TOTAL INVESTMENTS - 98.8% (Cost - $43,280,164) (c)				$ 34,238,390
	OTHER ASSETS LESS LIABILITIES - 1.2%				401,307
	NET ASSETS - 100.0%				$ 34,639,697

Contracts (a)		Expiration Date - Exercise Price
	CALL OPTIONS WRITTEN - (0.1) %
1,129	Ezcorp, Inc. *	6/19/2015 - $15.00
	TOTAL CALL OPTIONS WRITTEN - (Premiums received - $27,095) (c)				$ 28,225

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
^ The security is illiquid; the security represents 0.00% of net assets.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
+ Represents issuer in default on interest payments.
(a) Each contract is equivalent to 100 shares of common stock.
(b) All or a portion of this security is segregated as collateral for call options written.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $42,734,722 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 1,889,908
				Unrealized depreciation:	(10,414,465)
				Net unrealized depreciation:	$ (8,524,557)

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Contracts (a)		Expiration Date - Exercise Price		Value
	PUT OPTIONS PURCHASED - 0.0% *
2	S&P 500 Index Future	3/31/2015 - $2,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,500)			$ 25
Shares

	SHORT-TERM INVESTMENTS - 46.2%
958,328	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $958,328)			958,328

	TOTAL INVESTMENTS - 46.2% (Cost - $961,828) (b)			$ 958,353
	OTHER ASSETS LESS LIABILITIES - 53.8%			1,114,624
	NET ASSETS - 100.0%			$ 2,072,977

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS WRITTEN - (3.3) % *
	PUT OPTIONS WRITTEN - (2.4) %
8	S&P 500 Index Future	3/31/2015 - $1,990		100
8	S&P 500 Index Future	3/31/2015 - $2,005		100
8	S&P 500 Index Future	4/10/2015 - $2,000		9,600
12	S&P 500 Index Future	4/17/2015 - $1,980		18,000
12	S&P 500 Index Future	4/17/2015 - $1,990		21,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $43,900)			49,400

	CALL OPTIONS WRITTEN - (0.9) %
16	S&P 500 Index Future	3/31/2015 - $2,130		200
8	S&P 500 Index Future	4/17/2015 - $2,120		4,600
24	S&P 500 Index Future	4/17/2015 - $2,125		10,200
12	S&P 500 Index Future	4/17/2015 - $2,130		3,750
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $42,000)			18,750

	TOTAL OPTIONS WRITTEN (Premiums received $85,900) (b)			$ 68,150

* Non-income producing security.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
(a) Each contract is equivalent to 1 futures contract.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $958,328 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation:	$ -
			Unrealized depreciation:	-
			Net unrealized appreciation:	$ -

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Principal		Coupon Rate (%)		Maturity		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.9%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 43.6%
$243,050	Freddie Mac REMICS	7.626	*	1/15/2029		$ 54,491
31,857	Freddie Mac REMICS	13.981	*	12/15/2032		42,539
2,988	Freddie Mac REMICS	14.051	*	9/15/2034		3,409
485,139	Freddie Mac REMICS	3.000		6/15/2037		499,051
761,539	Freddie Mac REMICS	5.926	*	7/15/2039		128,877
57,815	Freddie Mac REMICS	6.626	*	9/15/2039		9,790
392,577	Freddie Mac REMICS	6.426	*	12/15/2039		62,366
113,153	Freddie Mac REMICS	4.000		8/15/2040		15,987
70,972	Freddie Mac Strips	7.000		4/1/2027		14,027
310,293	Freddie Mac Gold Pool	5.000		6/1/2041		345,690
						1,176,227
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 34.9%
179,082	Fannie Mae Interest Strip	7.500		7/25/2022		33,391
88,654	Fannie Mae Interest Strip	8.000		7/25/2024		19,082
116,843	Fannie Mae Interest Strip	8.500		10/25/2025		27,996
42,527	Fannie Mae Interest Strip	7.500	*	9/25/2037		7,582
189,387	Fannie Mae Interest Strip	4.500		11/25/2039		31,061
355,041	Fannie Mae Interest Strip	4.500		11/25/2039		66,985
53,596	Fannie Mae Interest Strip	5.000		3/25/2041		9,936
333,487	Fannie Mae REMICS	7.826	*	9/25/2023		64,833
793,100	Fannie Mae REMICS	3.000		2/25/2033		129,421
416,683	Fannie Mae REMICS	8.076	*	6/25/2033		100,685
12,041	Fannie Mae REMICS	13.893	*	7/25/2034		15,941
601,086	Fannie Mae REMICS	5.696	*	8/25/2037		109,143
105,867	Fannie Mae REMICS	4.500	*	12/25/2041		19,631
257,693	Fannie Mae REMICS	5.986	*	10/25/2042		45,299
248,164	Fannie Mae Pool	3.500		6/1/2042		260,983
						941,969
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.4%
19,819	Government National Mortgage Association	25.758	*	11/16/2024		28,663
71,332	Government National Mortgage Association	7.926	*	6/16/2032		18,500
65,375	Government National Mortgage Association	8.806	*	4/20/2034		71,648
93,803	Government National Mortgage Association	5.926	*	10/16/2034		16,702
116,066	Government National Mortgage Association	5.000		3/20/2039		10,848
						146,361

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Cost - $2,243,095)					2,264,557

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 3.7%
95,533	Merrill Lynch Trust XLIV	9.000		8/20/2020		101,012
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $95,650)

Shares
	SHORT-TERM INVESTMENTS - 11.2%
301,110	Fidelity Institutional Money Market Portfolio, Class I, 0.14% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $301,110)					301,110

	TOTAL INVESTMENTS - 98.8% (Cost - $2,639,855) (a)					$ 2,666,679
	OTHER ASSETS LESS LIABILITIES - 1.2%					30,947
	NET ASSETS - 100.0%					$ 2,697,626

* Floating or variable rate security; rate shown represents the rate at March 31, 2015.
** Rate shown represents the rate at March 31, 2015, is subject to change and resets daily.
REMICS - Real Estate Mortgage Investment Conduit
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,639,855 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
					Unrealized appreciation:	$ 65,913
					Unrealized depreciation:	(39,089)
					Net unrealized appreciation:	$ 26,824
CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Long / (Short)						Unrealized
Contracts						Gain/(Loss)
	LONG FUTURES CONTRACTS - 0.1%
8	US 10 Year Future, Maturing June 2015
	(Underlying Face Amount at Value $1,031,248)					$ 3,664
	Net Unrealized Gain from Open Long Futures Contracts					3,664

	SHORT FUTURES CONTRACTS - (0.6) %
(3)	90 Day Euro$ Future, Maturing June 2016
	(Underlying Face Amount at Value $742,275)					(2,575)
(3)	90 Day Euro$ Future, Maturing September 2016
	(Underlying Face Amount at Value $740,813)					(3,000)
(3)	90 Day Euro$ Future, Maturing December 2016
	(Underlying Face Amount at Value $739,463)					(2,750)
(3)	90 Day Euro$ Future, Maturing March 2017
	(Underlying Face Amount at Value $738,375)					(3,638)
(3)	90 Day Euro$ Future, Maturing June 2017
	(Underlying Face Amount at Value $737,325)					(3,825)
(3)	90 Day Euro$ Future, Maturing September 2017
	(Underlying Face Amount at Value $736,425)					(3,863)
(3)	90 Day Euro$ Future, Maturing December 2017
	(Underlying Face Amount at Value $735,563)					(3,863)
(3)	90 Day Euro$ Future, Maturing March 2018
	(Underlying Face Amount at Value $734,925)					(900)
	Net Unrealized Loss from Open Short Futures Contracts					$ (16,089)

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2015

The following is a summary of significant accounting policies consistently followed by the Catalyst Small-Cap Insider Buying Fund (“Small-Cap Insider Fund”), Catalyst Hedged Insider Buying Fund ("Hedged Insider Fund"), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Activist Investor Fund ("Activist Investor Fund"), Catalyst Insider Income Fund ("Insider Income Fund"), Catalyst Event Arbitrage Fund ("Event Arbitrage Fund"), Catalyst Hedged Futures Strategy Fund ("Hedged Futures Strategy Fund"), Catalyst Absolute Total Return Fund ("Absolute Total Return Fund"), Catalyst Dynamic Alpha Fund (“Dynamic Alpha Fund”), Catalyst/EquityCompass Buyback Strategy Fund ("Buyback Strategy Fund"), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst/Groesbeck Aggressive Growth of Income Fund (“Aggressive Growth Fund”), Catalyst/Lyons Hedged Premium Return Fund ("Hedged Premium Return Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst Macro Strategy Fund ("Macro Strategy Fund"), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst MLP & Infrastructure Fund ("MLP & Infrastructure Fund"), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), Catalyst/Princeton Hedged Income Fund ("Hedged Income Fund"), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst Time Value Trading Fund ("Time Value Trading Fund"), Catalyst/Stone Beach Income Opportunity Fund ("Stone Beach Fund"), (each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term debt obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of March 31, 2015:

Assets *	Small-Cap Insider	Hedged	Insider	Insider Long/	Activist
Level 1	Fund	Insider Fund	Buying Fund	Short Fund	Investor Fund
Common Stock	$ 83,411,403	$ 15,818,168	$ 394,226,708	$ 14,268,070	$ 369,540
Stock Rights	-	-	-	-	31
Short-Term Investments	21,640,051	769,370	2,045,084	1,527,503	18,586
Total Level 1	$ 105,051,454	$ 16,587,538	$ 396,271,792	$ 15,795,573	$ 388,157

Level 2
Warrants	$ 3,178,790	$ -	$ -	$ -	$ -
Short-Term Investments	$ -	$ -	$ -	$ 399,942	$ -
Total Level 2	$ 3,178,790	$ -	$ -	$ 399,942	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 108,230,244	$ 16,587,538	$ 396,271,792	$ 16,195,515	$ 388,157

Assets *	Insider	Event Arbitrage	Hedged Futures	Absolute Total	Dynamic
Level 1	Income Fund	Fund	Strategy Fund	Return Fund	Alpha Fund
Common Stock	$ -	$ 7,809,515	$ -	$ 1,107,935	$ 119,114,927
Exchange Traded Funds	-	873,105	-	916,624	-
Preferred Stock	-	429,072	-	-	-
Put Options Purchased	-	1,000	1,450,000	-	-
Call Options Purchased	-	-	13,592,500	-	-
Warrants	-	307,500	-	-	-
Short-Term Investments	31,317	4,978,018	617,695,332	220,605	6,955,952
Total Level 1	$ 31,317	$ 14,398,210	$ 632,737,832	$ 2,245,164	$ 126,070,879

Level 2
Corporate Bonds	$ 564,003	$ -	$ -	$ -	$ -
Total Level 2	$ 564,003	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 595,320	$ 14,398,210	$ 632,737,832	$ 2,245,164	$ 126,070,879

Assets *	Buyback	Growth of Income	Aggressive	Hedged Premium	Tactical
Level 1	Strategy Fund	Fund	Growth Fund	Return Fund	Allocation Fund
Common Stock	$ 14,038,620	$ 20,484,378	$ 1,074,800	$ 7,710,422	$ 154,803,557
Put Options Purchased	-	-	-	75,300	-
Short-Term Investments	1,361,641	448,627	158,166	32,926	2,153,573
Total Level 1	$ 15,400,261	$ 20,933,005	$ 1,232,966	$ 7,818,648	$ 156,957,130

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 15,400,261	$ 20,933,005	$ 1,232,966	$ 7,818,648	$ 156,957,130

Assets *	Macro Strategy	Global Capital	Global Total	MLP & Infrastructure	Floating Rate
Level 1	Fund	Appreciation Fund	Return Income Fund	Fund	Income Fund
Common Stock	$ 234,767	$ 30,825,834	$ 11,653,056	$ 5,093,170	$ -
Exchange Traded Funds	109,028	-	-	-	-
Mutual Funds	41,951	-	-	-	-
Put Options Purchased	5,830	-	-	-	-
Call Options Purchased	4,975	-	-	-	-
Short-Term Investments	808,974	943,134	353,352	53,661	863,197
Total Level 1	$ 1,205,525	$ 31,768,968	$ 12,006,408	$ 5,146,831	$ 863,197

Level 2
Corporate Bonds	$ -	$ -	$ 7,208,498	$ -	$ 9,743,200
Collateralized Loan Obligations	-	-	-	-	2,206,250
Bank Loans	-	-	-	-	52,956,960
Short-Term Investments	599,674	-	-	-	-
Total Level 2	$ 599,674	$ -	$ 7,208,498	$ -	$ 64,906,410

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 1,805,199	$ 31,768,968	$ 19,214,906	$ 5,146,831	$ 65,769,607

Assets *	Hedged	High Income	Total Return	Time Value	Stone Beach
Level 1	Income Fund	Fund	Income Fund	Trading Fund	Fund
Common Stock	$ -	$ -	$ 17,848,969	$ -	$ -
Exchange Traded Funds	394,920	-	1,757,007	-	-
Put Options Purchased	-	-	-	25	-
Short-Term Investments	168,376	-	17,467	958,328	301,110
Futures Contracts	-	-	-	-	3,664
Total Level 1	$ 563,296	$ -	$ 19,623,443	$ 958,353	$ 304,774

Level 2
Convertible Bonds	$ -	$ 1,844,855	$ 1,978,818	$ -	$ -
Corporate Bonds	331,713	36,343,955	12,636,129	-	-
US Government Agencies	-	-	-	-	2,264,557
Private Collateralized Mort. Obligations	-	-	-	-	101,012
Total Level 2	$ 331,713	$ 38,188,810	$ 14,614,947	$ -	$ 2,365,569

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Assets	$ 895,009	$ 38,188,810	$ 34,238,390	$ 958,353	$ 2,670,343

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund, Total Return Income Fund and Event Arbitrage Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Storage Networks, Inc. and American Medical Alert Corp., (Event Arbitrage Fund), and Trump Entertainment Resorts, Inc. and Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	Event Arbitrage	High Income		Total Return
	Fund	Fund		Income Fund
	Common Stock	Energy Conversion Devices, Inc.		Energy Conversion Devices, Inc.
Beginning balance December 31, 2014	$ 40	$ -	(a)	$ -	(a)
Total realized gain/(loss)	-	-		-
Change in unrealized appreciation	-	-		-
Capital distribution	-	-		-
Tax basis adjustment	-	-		-
Net transfers in/(out) of Level 3	-			-
Ending balance March 31, 2015	$ 40	$ -		$ -
		Trump Entertainment Resorts, Inc.		Trump Entertainment Resorts, Inc.
Beginning balance December 31, 2014		$ -	(a)	$ -	(a)
Total realized gain/(loss)		-		-
Change in unrealized appreciation		-		-
Capital distribution		-		-
Tax basis adjustment		-		-
Net transfers in/(out) of Level 3				-
Ending balance March 31, 2015		$ -		$ -

(a) Less than $1.

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
Event Arbitrage Fund
Common Stocks		Fair Value	Valuation Techniques	Unobservable Input
Storage Networks, Inc.		$ -	Bankruptcy	Expected future cash payments
American Medical Alert Corp.		40	Bankruptcy	Expected future cash payments
Total Fair Value Securities		$ 40
High Income Fund
Common Stocks
Trump Entertainment Resorts, Inc.		$ -	Bankruptcy	Expected future cash payments
Convertible Bonds
Energy Conversion Devices, Inc.		-	Bankruptcy	Expected future cash payments
Total Fair Value Securities		$ -
Total Return Income Fund
Common Stocks
Trump Entertainment Resorts, Inc.		$ -	Bankruptcy	Expected future cash payments
Convertible Bonds
Energy Conversion Devices, Inc.		-	Bankruptcy	Expected future cash payments
Total Fair Value Securities		$ -

Fair value securities as a percent of Net Assets 0.00%, 0.00% and 0.00% for Event Arbitrage Fund, High Income Fund, and Total Return Income Fund, respectively.

Liabilities *	Hedged	Insider Long/	Event Arbitrage	Hedged Futures	Absolute Total
Level 1	Insider Fund	Short Fund	Fund	Strategy Fund	Return Fund
Common Stock Sold Short	$ -	$ 13,001,387	$ 1,469,048	$ -	$ -
Exchange Traded Funds Sold Short	-	791,350	1,135,365	-	-
Put Options Written	-	-	-	437,500	-
Call Options Written	330,000	-	-	14,338,376	20
Total Level 1	$ 330,000	$ 13,792,737	$ 2,604,413	$ 14,775,876	$ 20

Level 2
Total Level 2	$ -	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -	$ -
Total Liabilities	$ 330,000	$ 13,792,737	$ 2,604,413	$ 14,775,876	$ 20

Liabilities *	Hedged Premium	Macro Strategy	Global Capital	Global Total
Level 1	Return Fund	Fund	Appreciation Fund	Return Income Fund
Common Stock Sold Short	$ -	$ 225,875	$ -	$ -
Exchange Traded Funds Sold Short	-	220,792	-	-
Put Options Written	58,000	-	-	-
Call Options Written	-	10,370	127,106	80,950
Total Level 1	$ 58,000	$ 457,037	$ 127,106	$ 80,950

Level 2
Total Level 2	$ -	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -	$ -
Total Liabilities	$ 58,000	$ 457,037	$ 127,106	$ 80,950

Liabilities *	Total Return	Time Value	Stone Beach
Level 1	Income Fund	Trading Fund	Fund
Put Options Written	$ -	$ 49,400	$ -
Call Options Written	28,225	18,750	-
Futures Contracts	-	-	16,089
Total Level 1	$ 28,225	$ 68,150	$ 16,089

Level 2
Total Level 2	$ -	$ -	$ -

Level 3
Total Level 3	$ -	$ -	$ -
Total Liabilities	$ 28,225	$ 68,150	$ 16,089

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At March 31, 2015, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Event Arbitrage Fund, Hedged Futures Strategy Fund, Absolute Total Return Fund, Hedged Premium Return Fund, Macro Strategy Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds ("ETFs"). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor's 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2015, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Insider Fund	Written Options	Equity	$ (97,204)
Event Arbitrage Fund	Purchased Options	Equity	(19,289)
Hedged Futures Strategy Fund	Purchased Options	Equity	(18,655,005)
	Written Options	Equity	27,283,187
Absolute Total Return Fund	Written Options	Equity	236
Hedged Premium Return Fund	Purchased Options	Equity	(49,383)
	Written Options	Equity	57,917
Macro Strategy Fund	Purchased Options	Currency	(781)
	Purchased Options	Equity	(4,280)
	Written Options	Equity	6,536
Global Capital Appreciation Fund	Written Options	Equity	43,263
Global Total Return Income Fund	Written Options	Equity	(3,776)
Total Return Income Fund	Written Options	Equity	(1,130)
Time Value Trading Fund	Purchased Options	Equity	(3,475)
	Written Options	Equity	17,750
Stone Beach Fund	Futures	Interest Rate	(12,425)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2015, is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the nine months ended March 31, 2015, were as follows:

	Hedged Insider Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of year	228	$ 129,721	-	$ -
Options written	12,220	2,714,089	755	258,440
Options covered	(10,989)	(2,466,706)	-	-
Options exercised	-	-	-	-
Options expired	(259)	(144,308)	(755)	(258,440)
Options outstanding end of period	1,200	$ 232,796	-	$ -

	Insider Long/Short Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding beginning of year	-	$ -
Options written	965	719,252
Options covered	(965)	(719,252)
Options exercised	-	-
Options expired	-	-
Options outstanding end of period	-	$ -

	Event Arbitrage Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of year	225	$ 76,561	830	$ 73,975
Options written	3,245	478,739	3,410	506,854
Options covered	(1,395)	(296,191)	(2,820)	(414,737)
Options exercised	-	-	(435)	(46,687)
Options expired	(2,075)	(259,109)	(985)	(119,405)
Options outstanding end of period	-	$ -	-	$ -

	Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding beginning of year	10,000	$ 9,836,250	-	$ -
Options written	189,300	190,833,128	36,844	25,295,298
Options covered	(80,510)	(100,755,875)	-	-
Options exercised	-	-	-	-
Options expired	(93,260)	(62,526,940)	(29,844)	(20,622,798)
Options outstanding end of period	25,530	$ 37,386,563	7,000	$ 4,672,500

	Absolute Total Return Fund		Hedged Premium Return Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of year	-	$ -	-	$ -
Options written	130	11,223	432	746,680
Options covered	(68)	(6,171)	(352)	(630,763)
Options exercised	(21)	(1,817)	-	-
Options expired	(37)	(2,979)	-	-
Options outstanding end of period	4	$ 256	80	$ 115,917

	Macro Strategy Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of year	107	$ 11,863	-	$ -
Options written	1,720	168,407	1,010	141,012
Options covered	(1,643)	(155,235)	(1,010)	(141,012)
Options exercised	-	-	-	-
Options expired	(89)	(8,129)	-	-
Options outstanding end of period	95	$ 16,906	-	$ -

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of year	950	$ 104,144	1,290	$ 135,791
Options written	1,749	235,956	430	77,173
Options covered	-	-	-	-
Options exercised	(798)	(87,062)	(582)	(68,336)
Options expired	(1,015)	(82,669)	(708)	(67,454)
Options outstanding end of period	886	$ 170,369	430	$ 77,174

	Total Return Income Fund
	Call Options
	Number of Options *	Option Premiums
Options outstanding beginning of year	2,829	$ 40,195
Options written	1,129	27,095
Options covered	-	-
Options exercised	-	-
Options expired	(2,829)	(40,195)
Options outstanding end of period	1,129	$ 27,095

	Time Value Trading Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding beginning of year	-	$ -	-	$ -
Options written	511	353,640	414	300,701
Options covered	(435)	(290,090)	(280)	(192,196)
Options exercised	(3)	(4,125)	-	-
Options expired	(13)	(17,425)	(86)	(64,605)
Options outstanding end of period	60	$ 42,000	48	$ 43,900

* One option contract is equivalent to one hundred shares of common stock
** One option contract is equivalent to one futures contract

Item 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 28, 2015

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 28, 2015